As filed with the Securities and Exchange Commission on May 28, 2004
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                                                 1933 Act File No. 333-______
                                                  1940 Act File No. 811-21586

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2

(Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ] Pre-Effective Amendment No. _
[ ] Post-Effective Amendment No. _

and

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[ ] Amendment No. _

            First Trust/Fiduciary Asset Management Covered Call Fund Exact Name of Registrant as Specified in Declaration of Trust

             1001 Warrenville Road, Suite 300, Lisle, Illinois 60532
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (630) 241-4141
               Registrant's Telephone Number, including Area Code

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532

  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                          Copies of Communications to:

                                  Eric F. Fess
                             Chapman and Cutler LLP
                             111 West Monroe Street
                             Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

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


If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box)

     [ ] when declared effective pursuant to section 8(c)

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CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

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---------------- ------------ ---------------- ---------------- ----------------
    Title of     Amount Being Proposed Maximum Proposed Maximum     Amount of
   Securities     Registered   Offering Price      Aggregate    Registration Fee
Being Registered                 Per Unit      Offering Price
---------------- ------------ ---------------- ---------------- ----------------
 Common Shares,     1,000         $20.00           $20,000           $2.53
$0.01 par value
---------------- ------------ ---------------- ---------------- ----------------

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The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

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


                     Subject to Completion, dated May 28, 2004

PROSPECTUS

                                        Common Shares

           First Trust/Fiduciary Asset Management Covered Call Fund

                                  Common Shares
                                $20.00 per share

                                 --------------

   The Fund. First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund") is a newly organized, diversified, closed-end management investment company.

   Investment Objective. The Fund's investment objective is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stocks and writing (selling) call options on substantially all of the Fund's securities. There can be no assurance that the Fund's investment objective will be achieved.

   Investment Strategy. Under normal market conditions, the Fund will pursue an integrated investment strategy pursuant to which the Fund will invest substantially all of its managed assets in a diversified portfolio of common stock of U.S. corporations and contemporaneously, on an ongoing and consistent basis, write (sell) covered call options on the Fund's common stock investments. Common stocks will be selected by the Fund's sub-adviser utilizing a combination of its proprietary quantitative/qualitative selection criteria. The Fund will write (sell) covered call options against the common stock held in the Fund's portfolio with strike prices and expiration dates that are collectively intended to provide risk/reward characteristics that are consistent with the Fund's investment objective.

   There can be no assurance that the Fund's investment strategy will be successful or that the Fund will achieve its investment objective. See "Prospectus Summary-Investment Objective and Policies" for a complete description of the Fund's investment strategy.

   No Prior Trading History. BECAUSE THE FUND IS NEWLY ORGANIZED, ITS COMMON SHARES HAVE NO HISTORY OF PUBLIC TRADING. SHARES OF CLOSED-END INVESTMENT COMPANIES FREQUENTLY TRADE AT A DISCOUNT FROM THEIR NET ASSET VALUE. THIS RISK MAY BE GREATER FOR INVESTORS WHO EXPECT TO SELL THEIR SHARES IN A RELATIVELY SHORT PERIOD AFTER COMPLETION OF THE PUBLIC OFFERING.

                                 --------------

   INVESTING IN COMMON SHARES INVOLVES CERTAIN RISKS. SEE "RISKS" BEGINNING ON PAGE [17].

   Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                 --------------

                                                       Per Share   Total

Price to Public.......................................  $20.00      $
Sales Load (1)........................................    $.90      $
Estimated Offering Costs (2)..........................    $.04      $
Proceeds to the Fund..................................  $19.06      $

(1) The Fund has agreed to pay the underwriters up to $ as a partial reimbursement of expenses incurred in connection with the offering. First Trust Advisors L.P. (not the Fund) will pay A.G. Edwards & Sons, Inc. for corporate finance and consulting services. Additionally, First Trust Advisors L.P. (not the Fund) will pay certain underwriters additional compensation. The total amount of the foregoing payments, together with any reimbursement to First Trust Portfolios, L.P. for distribution services, will not exceed 4.5% of the total price to the public of the common shares sold in this offering. See "Underwriting" and "Corporate Finance Services and Consulting Fee and Additional Underwriting Fees."

(2) Total expenses of the offering of the common shares of the Fund paid by the Fund (other than sales load, but including the $ per common share reimbursement of underwriter expenses) are estimated to be $ , which represents $0.04 per common share issued. The Fund's investment adviser has agreed to pay (i) all organizational expenses and (ii) all offering costs of the Fund (other than sales load, but including the reimbursement described above) that exceed $0.04 per common share. The Fund's sub- adviser has agreed to reimburse the Fund's investment adviser for one-half of such organizational expenses and offering costs of the Fund that exceed $0.04 per common share.

                                 --------------

                                A.G . Edwards

               Prospectus dated                          , 2004

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

   The Fund will apply to list the common shares on the [ ] Stock Exchange. The trading or "ticker" symbol of the common shares is expected to be "[ ]."

   The underwriters expect to deliver the common shares to purchasers on or about , 2004. The underwriters named in this Prospectus have the option to purchase up to additional common shares from the Fund in certain circumstances.

   Investment Adviser and Sub-Adviser. First Trust Advisors L.P. ("First Trust Advisors" or the "Adviser") will be the Fund's investment adviser, responsible for supervising the Fund's sub-adviser, monitoring the Fund's investment portfolio, managing the Fund's business affairs and providing certain clerical and bookkeeping and other administrative services. The Adviser, in consultation with the Sub-Adviser (as defined below), is also responsible for determining the Fund's overall investment strategy and overseeing its implementation. Fiduciary Asset Management, LLC ("Fiduciary Asset Management" or the "Sub-Adviser") will be the Fund's sub-adviser.

   First Trust Advisors serves as investment adviser or portfolio supervisor to investment portfolios with approximately $11.8 billion in assets which it managed or supervised as of April 30, 2004. Fiduciary Asset Management serves as investment adviser or portfolio supervisor to investment portfolios with approximately $13.0 billion in assets which it managed or supervised as of April 30, 2004. See the Statement of Additional Information ("SAI") under "Investment Adviser."

   You should read this Prospectus, which contains important information about the Fund, before deciding whether to invest and retain it for future reference. The SAI, dated [ ], 2004, and as it may be supplemented, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. You may request a free copy of the SAI, the table of contents of which is on page [33] of this Prospectus, by calling (800) 988-5891 or by writing to the Fund, or you may obtain a copy (and other information regarding the Fund) from the Securities and Exchange Commission's web site (http://www.sec.gov).

   The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

                               PROSPECTUS SUMMARY

   This summary highlights information contained elsewhere in this Prospectus. This summary does not contain all of the information that you should consider before investing in the Fund's common shares. You should carefully read the entire Prospectus, including the documents incorporated by reference into it, particularly the section entitled "Risks" beginning on page [17].

The Fund............... First Trust/Fiduciary Asset Management Covered Call
                        Fund (the "Fund") is a newly organized, diversified, closed-end management investment company. The Fund's principal office is located at 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, and its telephone number is (630) 241-4141.

The Offering........... The Fund is offering                     common
                        shares of beneficial interest at $20.00 per share through a group of underwriters (the "Underwriters") led by A.G. Edwards & Sons, Inc. ("A.G. Edwards"). The common shares of beneficial interest are called "Common Shares" in this Prospectus. You must purchase at least 100 Common Shares in this offering. The Fund has given the Underwriters an option to purchase up
                        to                     additional Common Shares to
                        cover orders in excess of                     Common
                        Shares. [The Fund will not sell more than
                        $                      of Common Shares in this
                        offering (exclusive of any shares sold pursuant to any exercise of the over-allotment option of the Underwriters). See "Underwriting."] The Adviser has agreed to pay (i) all organizational expenses and
                        (ii) all offering costs of the Fund (other than sales load but including a reimbursement of certain underwriting expenses) that exceed $0.04 per Common Share. The Sub-Adviser has agreed to reimburse the Adviser for one-half of such organizational expenses and offering costs of the Fund that exceed $0.04 per Common Share.

Investment Objective
and Policies........... The Fund's investment objective is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stocks and writing (selling) call options on substantially all of the Fund's securities. There can be no assurance that the Fund's investment objective will be achieved.

                        Under normal market conditions, the Fund will pursue an integrated investment strategy pursuant to which the Fund will invest substantially all of its managed assets in a diversified portfolio of common stock of U.S. corporations and U.S. dollar-denominated securities of foreign issuers, in each case, that are traded on U.S. securities exchanges, and on an ongoing and consistent basis, write (sell) covered call options on the Fund's common stock investments. The Fund seeks to produce a high level of current income and gains primarily from the premium income it earns from writing call options, but also from dividends received on the common stocks held in the Fund's portfolio, and, to a lesser extent, capital appreciation from appreciation in the value of common stock underlying such covered call options.

                        o  Common  Stock--Common  stock will be  selected by the
                           Sub-Adviser       utilizing      its      proprietary
                           quantitative/qualitative selection criteria. The Sub-Adviser's quantitative/qualitative selection criteria will focus on sectors, industries and individual common stocks that exhibit strong fundamental characteristics. The Fund may also invest up to 20% of its managed assets in U.S. dollar-
                           denominated securities of foreign issuers. In addition, the Fund may invest up to 10% of the Fund's managed assets in securities of other open- or closed-end investment companies that invest primarily in securities of the type in which the Fund may invest directly.

                        o  Covered  Call  Options--The  Fund will  write  (sell)
                           covered call options, which may include Long-Term Equity AnticiPation Securities ("LEAPS(R)"), against the common stock held in the Fund's portfolio with strike prices and expiration dates that are collectively intended to provide risk/reward characteristics that are consistent with the Fund's investment objective. At least 80% of the Fund's managed assets invested in common stock will be covered by a written call option. The Sub-Adviser believes that writing (selling) call options will provide the Fund with current income and may enhance the Fund's total return in a neutral to modestly rising market and provide a partial hedge in a declining market.

                              The options the Fund intends to write (sell) are
                          considered "covered" because the Fund will own common stock against which the options are written (sold). As a result, the number of call options the Fund can write is limited by the number of shares of common stock the Fund holds in its portfolio. By writing (selling) covered call options, the Sub-Adviser seeks to generate income, in the form of the premiums received for writing (selling) the call options. The Sub-Adviser will consider several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums.

                              When the Fund writes (sells) a call option it is
                          selling to the buyer (the "option holder") the right, but not the obligation, to purchase a particular asset (e.g., the underlying stock) from the Fund at a fixed price (the "strike price") on or before a specified date (the "expiration date"). A call option normally represents the right to purchase 100 shares of the underlying stock. In exchange for the right to purchase the underlying stock, the buyer of the call option pays a fee or "premium" to the Fund. The buyer of a call option has purchased the right to buy 100 shares of the underlying stock at the stated exercise price. For example, the buyer of one ABC June 110 call option has the right to purchase 100 shares of ABC at $110 up until the call option's June expiration date. All call options covering ABC are referred to as an "option class." Each individual option with a distinctive trading month and strike price is an "option series."

                              The Fund will write call options that are
                          generally issued, guaranteed and cleared by The Options Clearing Corporation ("OCC"), a registered clearing corporation. Listed call options are traded on the American Stock Exchange, Chicago Board Options Exchange, International Securities Exchange, New York Stock Exchange, Pacific Stock Exchange, Philadelphia Stock Exchange or various other U.S. options exchanges. In accordance with the standardized terms of their contracts, all options expire on a certain date, called the "expiration date." For conventional listed call options, this can be up to nine months from the date the call options are first listed for trading. Longer-term call options, such as LEAPS(R), can have expiration dates up to three years from the date of listing. The call options the Fund intends to write will generally be American-style options, which may be exercised at any time between the date of purchase and the expiration date. The Fund may also write European-style options, which may be exercised only during a specified period of time just prior to the expiration date. In certain limited circumstances in which the illiquidity of a market for a particular option effectively precludes the Fund from writing (selling) a covered call option in a manner consistent with the Fund's investment objective and strategies, the Fund may write over-the- counter covered calls.

                              The Fund intends to primarily write call options
                          which are "out-of-the- money." Out-of-the-money call options are options whose strike price is above the current market price of the underlying common stock. Out-of-the-money options will generate premium income to the Fund as well as provide for potential appreciation in the common stock. The Fund may also write "in-the- money" call options. In-the-money call options are call options whose strike price is below the current market price of the underlying common stock. The Fund may write in-the-money call options as a defensive measure to protect against a possible decline in the underlying stock.

                        The Fund's investment objective is considered fundamental and may not be changed without shareholder approval. Unless otherwise stated in this Prospectus or the SAI, the remainder of the Fund's investment policies, including its investment strategy, are considered non-fundamental and may be changed by the Board of Trustees of the Fund (the "Board of Trustees") without shareholder approval. The Fund will provide investors with at least 60 days prior notice of any change in the Fund's investment strategy. The Fund cannot assure you that it will achieve its investment objective. See "The Fund's Investments" and "Risks" in this Prospectus and "Investment Policies and Techniques" in the Fund's SAI.

Investment Adviser
and Sub-Adviser........ First Trust Advisors L.P. ("First Trust Advisors" or the
                        "Adviser") will be the Fund's investment adviser, responsible for supervising the Fund's sub-adviser, monitoring the Fund's investment portfolio, managing the Fund's business affairs and providing certain clerical and bookkeeping and other administrative services. The Adviser, in consultation with the Sub-Adviser (as defined below), is also responsible for determining the Fund's overall investment strategy and overseeing its implementation. Fiduciary Asset Management LLC ("Fiduciary Asset Management" or the "Sub-Adviser") will be the Fund's sub-adviser.

                        First Trust Advisors, a registered investment adviser, is an Illinois limited partnership formed in 1991. First Trust Advisors serves as investment adviser or portfolio supervisor to investment portfolios with approximately $11.8 billion in assets which it managed or supervised as of April 30, 2004.

                        Fiduciary Asset Management, LLC is a Missouri limited liability company and a registered investment adviser, which manages a broad range of equity and fixed income strategies for institutional and private wealth clients. Founded in 1994, Fiduciary Asset Management serves as investment adviser or portfolio supervisor to investment portfolios with approximately $13.0 billion of assets, which it managed or supervised as of April 30, 2004.

Distributions.......... Dividends from common stocks, short term capital gain
                        (for example, premiums earned in connection with writing call options), income from certain hedging and interest rate transactions and income from other investments will be the Fund's main sources of net investment income. The Fund may realize capital gains or losses when it sells its portfolio securities, depending on whether the sales prices for the securities are higher or lower than the purchase prices, or when call options expire, are exercised or are deemed to be sold, depending on the timing of such transactions. The Fund's present policy, which may be changed at any time by the Fund's Board of

                        Trustees, is to distribute at least quarterly all, or substantially all, of this net investment income as dividends to shareholders. The Fund intends to distribute any net long-term capital gains to shareholders as long- term capital gain dividends at least annually.

                        Dividends paid on the Common Shares derived from "qualified dividend income" (dividends received by the Fund from domestic corporations) may qualify for reduced income tax rates applicable to long-term capital gains, provided certain holding period and other requirements are met by the Fund and the individuals who own the Common Shares. The Fund cannot assure you as to what percentage of the dividends paid on the Common Shares, if any, will consist of qualified dividend income or long-term capital gains, both of which are taxed at lower rates for individuals than are ordinary income and short-term capital gains.

                        If, for any calendar year, the Fund's total distributions exceed the Fund's net investment income and net realized capital gain, such excess would generally be treated as a tax-deferred return of capital up to the amount your tax basis in your Common Shares.

                        Distributions paid on the Common Shares derived from option premiums will be treated as either short-term or long-term capital gain or loss, depending on whether the call option expires, is exercised or is deemed to be sold, and the timing of such transaction. See "Tax Matters."

                        Unless you elect to receive cash distributions, your distributions of net investment income and capital gains dividends will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan. See "Distributions" and "Dividend Reinvestment Plan."

                        Distributions by the Fund of its net investment income and of any net capital gains, whether paid in cash or in additional Common Shares, will be taken into account in measuring the performance of the Fund with respect to its investment objective.

Listing................ The Fund will apply to list the Common Shares on the [ ]
                        Stock Exchange. The trading or "ticker" symbol of the Common Shares is expected to
                        be "[        ]."

Corporate Finance
Services and
Consulting Agent....... A.G. Edwards will serve as corporate finance services and consulting agent. See "Corporate Finance Services and Consulting Fee and Additional Underwriting Fees."

Custodian, Administrator
and Transfer Agent .... PFPC Trust Company will serve as custodian, and PFPC
                        Inc. will serve as administrator, fund accountant and transfer agent for the Fund. See "Custodian, Administrator and Transfer Agent."

Closed-End Structure... Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities, although it is not expected that the Fund will invest in illiquid securities.

                        Shares of closed-end investment companies listed for trading on a securities exchange frequently trade at a discount from net asset value. The market price may be affected by net asset value, dividend and distribution levels (which are dependent, in part, on expenses), supply of and demand for the shares, stability of dividends or distributions, trading volume of the shares, general market and economic conditions and other factors beyond the control of the closed-end fund. The foregoing factors may result in the market price of the Common Shares being greater than, less than or equal to net asset value. The Board of Trustees has reviewed the structure of the Fund in light of its investment objective and policies and has determined that the closed-end structure is in the best interests of the shareholders. As described in this Prospectus, however, the Board of Trustees may review periodically the trading range and activity of the Fund's shares with respect to its net asset value and the Board of Trustees may take certain actions to seek to reduce or eliminate any such discount. Such actions may include open market repurchases or tender offers for the Common Shares at net asset value or the possible conversion of the Fund to an open-end mutual fund. There can be no assurance that the Board of Trustees will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to net asset value per Share. In addition, as noted above, the Board of Trustees has determined in connection with this initial offering of Common Shares of the Fund that the closed-end structure is desirable, given the Fund's investment objective and policies. Investors should assume, therefore, that it is highly unlikely that the Board of Trustees would vote to convert the Fund to an open-end investment company. See "Structure of the Fund; Common Share Repurchases and Change in Fund Structure."

Special Risk
Considerations......... No Operating History. The Fund is a newly organized, diversified, closed-end management investment company with no history of operations.

                        Investment and Market Risk. An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the common stock in which the Fund invests will affect the value of the Common Shares. In addition, by writing call options on the Fund's common stocks, the capital appreciation potential of such common stocks is limited by the exercise price of the call options written. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

                        Common Stock Risk. The Fund will have significant exposure to common stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns and in recent years have significantly underperformed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stocks prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

                        Call Option Risk. The Fund will write call options on substantially all of its common stocks. These call options will give the holder of such options the right, but not the obligation, to purchase common stock from the Fund at the exercise price on (in the case of European style options) or on or prior to (in the case of American style options) the option's expiration date. The ability to successfully implement the Fund's investment strategy depends on the Sub-Adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. The value of the options written by the Fund, which will be marked-to-market on a daily basis, will be affected by changes in the value of and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options' expiration. The value of the options may also be adversely affected if the market for the options becomes less liquid or smaller. The value of the options will be deducted from the value of the Fund's net assets when determining the Fund's net asset value.

                        Open- and Closed-End Investment Companies Risk. The Fund may invest up to 10% of its managed assets in securities of other open- or closed-end investment companies that invest primarily in securities of the type in which the Fund may invest directly. The Fund anticipates that these investments will primarily be in exchange traded funds ("ETFs"). ETFs are registered investment companies, the shares of which are traded on a securities exchange like common stock. ETFs are designed to track the performance of a particular index. An investment in an ETF is subject to the risks of any investment in a broadly based portfolio of securities, including the risk that the general level of securities price may decline, thereby adversely affecting the value of such investment. ETFs are subject to additional risks, including the fact that the funds are not actively managed, the net asset value of the funds may not always correspond to the market price of the underlying securities, market liquidity, and the possibility that the exchange where the ETF is traded may halt trading in the securities. As a stockholder in a registered investment company, the Fund will bear its ratable share of the ETF's expenses. Not only would Common Shareholders in the Fund bear their ratable share of the Fund's expenses, they would also indirectly bear their ratable share of the ETF's expenses if the Fund invests in ETFs.

                        Industry and Sector Risk. The Fund may invest a substantial portion of its assets in the securities of issuers in any single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

                        Income Risk. Net investment income paid by the Fund to its Common Shareholders is derived primarily from the premiums it receives from writing call options and, to a lesser extent, from the dividends and interest it receives from the common stocks and other investments held in the Fund's portfolio. Premiums from writing call options and dividends and interest payments made by the Fund's securities can vary widely over the short and long-term. Dividends on common stock are not fixed but are declared at the discretion of an issuer's board of directors. There is no guarantee that the issuers of the common stocks in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. As described further in "Tax Matters," "qualified dividend income" received by the Fund, except as noted below, will generally be eligible for the reduced tax rate applicable to such dividends under the "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"). Unless subsequent legislation is enacted, the reduction to tax rates as set forth in the Tax Act will expire for taxable years beginning on or after January 1, 2009. The Fund cannot assure you as to what percentage of the dividends paid on the Common Shares, if any, will consist of qualified dividend income or long-term capital gains, both of which are taxed at lower rates for individuals than are ordinary income and short-term capital gains.

                        Portfolio Turnover Risk. The Fund's annual portfolio turnover rate may vary greatly from year to year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed [ ]% under normal circumstances. However, to the extent options written by the Fund are exercised, the Fund's portfolio turnover rate will increase. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See "Tax Matters."

                        Non-U.S. Securities Risk. The Fund may invest a portion of its assets in the securities of issuers domiciled in jurisdictions other than the United States. These securities are either in the form of American Depositary Receipts ("ADRs") or are directly listed on a U.S. securities exchange. Investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers, including:
                        (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund's investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the U.S., due to blockage of foreign currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund's return.

                        Illiquid Securities Risk. The stocks in which the Fund will invest are publicly traded securities. However, certain public securities, particularly securities of smaller capitalized or less seasoned issuers, may from time to time lack an active secondary market and may be subject to more abrupt or erratic price movements than securities of larger, more established companies or stock market averages in general. In the absence of an active secondary market, the Fund's ability to purchase or sell such securities at a fair price may be impaired or delayed. The call options written by the Fund are listed and traded on one or more domestic securities exchanges and are issued by OCC. The value of these options may be adversely affected if the market for the options becomes less liquid or smaller. In addition, if the Fund is unable to close an option position in a timely or cost effective basis, the Fund's ability to sell the underlying common stock may be limited.

                        Tax Risk. Distributions paid on the Common Shares derived from covered call option premiums will be treated as either short-term or long-term capital gain or loss, depending whether the call option expires, is exercised or deemed to be sold, and the timing of such transaction. In addition, there can be no assurance as to the percentage of common stock dividends on the Common Shares that will qualify for taxation as "qualified dividend income" and thus be eligible for taxation at the favorable rates applicable to long-term capital gains.

                        Hedging Risk. The Fund may use derivatives or other transactions for the purpose of hedging the Fund's exposure to an increase in the price of a security prior to its anticipated purchase or a decrease in the price of a security prior to its anticipated sale. There may be an imperfect correlation between the Fund's portfolio holdings and such derivatives, which may prevent the Fund from achieving the intended consequences of the applicable transaction or expose the Fund to risk of loss. In addition, the Fund's success in using hedging instruments is subject to the Sub-Adviser's ability to predict correctly changes in the relationships of such hedge instruments to the Fund's portfolio holdings, and there can be no assurance that the Sub-Adviser's judgment in this respect will be accurate. Further, the Fund's use of derivatives or other transactions to reduce risk involves costs. In addition, no assurance can be given that the Fund will enter into hedging transactions at times or under circumstances in which it would be advisable to do so. The Fund may be subject to credit risk with respect to the counterparties to certain derivative agreements entered into by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Consequently, the use of hedging transactions might result in a poorer overall performance for the Fund, whether or not adjusted for risk, than if the Fund had not hedged its portfolio holdings. See "The Fund's Investments - Investment Practices - Hedging Transactions" in this Prospectus and "Other Investment Policies and Techniques - Hedging Strategies" in the Fund's SAI. The Fund will use derivatives or other transactions described above solely for purposes of hedging.

                        Market Disruption Risk. The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets. United States military and related action in Iraq is ongoing and events in the Middle East could have significant adverse effects on the U.S. economy and the stock market. The Fund cannot predict the effects of similar events in the future on the U.S. economy.

                        Inflation Risk. Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline.

                        Anti-Takeover Provisions. The Fund's Declaration of Trust (the "Declaration") includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust" and "Risks - Anti-Takeover Provisions."

                        Market Discount From Net Asset Value. Shares of closed-end investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that the Fund's net asset value could decrease as a result of its investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of this offering. The net asset value of the Common Shares will be reduced immediately following the offering as a result of the payment of certain offering costs. Although the value of the Fund's net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of the Common Shares will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the investor's purchase price for the Common Shares. Because the market price of the Common Shares will be determined by factors such as net asset value, dividend and distribution levels (which are dependent, in part, on expenses), supply of and demand for the shares, stability of dividends or distributions, trading volume of the Common Shares, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below or above net asset value or at, below or above the initial public offering price.

                            SUMMARY OF FUND EXPENSES

   The Annual Expenses table below shows Fund expenses as a percentage of net assets attributable to Common Shares.

SHAREHOLDER TRANSACTION EXPENSES:
Sales Load Paid by You (as a percentage of offering price) ....    4.50%
Offering Expenses Borne by the Fund
   (as a percentage of offering price)(1)......................    0.20%
Dividend Reinvestment Plan Fees................................   None(2)

                                                                 Percentage of
                                                                  Net Assets

ANNUAL EXPENSES:
Management Fees ..................................................     %
Other Expenses.................................................        %(3)
Total Annual Expenses.............................................     %
                                                                      ==
(1) The Adviser has agreed to pay (i) all organizational expenses of the Fund and (ii) all offering costs of the Fund (other than sales load but including a reimbursement of certain underwriting expenses) that exceed $0.04 per Common Share. The Sub- Adviser has agreed to reimburse the Adviser for one-half of such organizational expenses and offering costs of the Fund that exceed $0.04 per Common Share.

(2) You will pay brokerage charges if you direct PFPC Inc., as agent for the Common Shareholders (the "Plan Agent"), to sell your Common Shares held in a dividend reinvestment account.

(3) Other expenses are based on estimated amounts for the Fund's first year of operations.

   The purpose of the table above is to help you understand all fees and expenses that you, as a shareholder of Common Shares, would bear directly or indirectly. See "Management of the Fund" and "Dividend Reinvestment Plan."

   The following example illustrates the expenses (including the sales load of $45 and estimated offering expenses of this offering of $2) that you would pay on a $1,000 investment in Common Shares, assuming (1) total annual expenses of 1.2% of net assets and (2) a 5% annual return:(1)

                  1 Year      3 Years     5 Years     10 Years
                  ----------------------------------- --------
                    $           $           $           $

   THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER.

(1) The example assumes that the estimated Other Expenses set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested into additional Common Shares at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

                                    THE FUND

   The Fund is a newly organized, diversified, closed-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund was organized as a Massachusetts business trust on May 20, 2004, pursuant to a Declaration of Trust governed by the laws of the Commonwealth of Massachusetts. As a newly organized entity, the Fund has no operating history. The Fund's principal office is located at 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, and its telephone number is (630) 241-4141.

                                 USE OF PROCEEDS

   The net proceeds of the offering of Common Shares will be approximately $ ($ if the Underwriters exercise the over-allotment option in full) after payment of the estimated organizational and offering costs. The Adviser has agreed to pay
(i) all organizational expenses and (ii) all offering costs of the Fund (other than sales load but including a reimbursement of certain underwriting expenses) that exceed $0.04 per Common Share. The Sub-Adviser has agreed to reimburse the Adviser for one-half of such organizational expenses and offering costs of the Fund that exceed $0.04 per Common Share. The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objective and policies as stated below. The Fund expects it will be able to invest substantially all of the net proceeds in common stocks that meet the investment objective and policies within [ ] days after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in cash or cash equivalents.

                             THE FUND'S INVESTMENTS

Investment Objective and Policies

   The Fund's investment objective is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stocks and writing call options on certain or all of the Fund's securities. There can be no assurance that the Fund's investment objective will be achieved.

   The Fund cannot change its investment objective without the approval of the holders of a "majority of the outstanding" Common Shares. When used with respect to particular shares of the Fund, a "majority of the outstanding" shares means
(i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less.

Investment Philosophy and Process

   Under normal market conditions, the Fund will pursue an integrated investment strategy pursuant to which the Fund will invest substantially all of its managed assets in a diversified portfolio of common stock of U.S. corporations and U.S. dollar-denominated securities of foreign issuers, in each case, that are traded on U.S. securities exchanges, and on an ongoing and consistent basis, write
(sell) covered call options on the Fund's common stock investments. The Fund seeks to produce a high level of current income and gains primarily from the premium income it receives from writing call options, but also from dividends received on the common stocks held in the Fund's portfolio, and, to a lesser extent, capital appreciation from appreciation in the value of common stocks underlying such covered call options.

   o Common Stock--Common stocks will be selected by the Sub-Adviser utilizing its proprietary quantitative/ qualitative selection criteria. The Sub-Adviser's quantitative/qualitative selection criteria will focus on sectors, industries and individual common stocks that exhibit strong fundamental characteristics. Common stock selections by the Sub-Adviser will fall into one or more of the following four categories: sector leaders that will benefit from macroeconomic developments, strong franchises that are temporarily out of favor, franchises that diversify portfolio risk and companies that exhibit sound fundamentals with attractive option premiums. The Fund may invest up to 20% of its managed assets in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 10% of the Fund's managed assets in securities of other open- or closed-end investment companies that invest primarily in securities of the type in which the Fund may invest directly.

   o Covered Call Options--The Fund will write (sell) covered call options, which may include Long-Term Equity AnticiPation Securities ("LEAPS(R)"), against the common stock held in the Fund's portfolio with strike prices and expiration dates that are collectively intended to provide risk/reward characteristics that are consistent with the Fund's investment objective. At least 80% of the Fund's managed assets invested in common stock will be covered by a written call option. The Sub-Adviser believes that writing (selling) call options will provide the Fund with current income and may enhance the Fund's total return in a neutral to modestly rising market and provide a partial hedge in a declining market.

   The options the Fund intends to write (sell) are considered "covered" because the Fund will own common stock against which the options are written (sold). As a result, the number of call options the Fund can write is limited by the number of shares of common stock the Fund holds in its portfolio. By writing (selling) covered call options, the Sub-Adviser seeks to generate income, in the form of the premiums received for writing (selling) the call options. The Sub-Adviser will consider several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums.

   When the Fund writes (sells) a call option it is selling to the buyer (the "option holder") the right, but not the obligation, to purchase a particular asset (e.g., the underlying stock) from the Fund at a fixed price (the "strike price") on or before a specified date (the "expiration date"). A call option normally represents the right to purchase 100 shares of the underlying stock. In exchange for the right to purchase the underlying stock, the buyer of the call option pays a fee or "premium" to the Fund. The buyer of a call option has purchased the right to buy 100 shares of the underlying stock at the stated exercise price. For example, the buyer of one ABC June 110 call option has the right to purchase 100 shares of ABC at $110 up until the call option's June expiration date. All call options covering ABC are referred to as an "option class." Each individual option with a distinctive trading month and strike price is an "option series."

   The Fund will write call options that are generally issued, guaranteed and cleared by The Options Clearing Corporation ("OCC"), a registered clearing corporation. Listed call options are traded on the American Stock Exchange, Chicago Board Options Exchange, International Securities Exchange, New York Stock Exchange, Pacific Stock Exchange, Philadelphia Stock Exchange or various other U.S. options exchanges. In accordance with the standardized terms of their contracts, all options expire on a certain date, called the "expiration date." For conventional listed call options, this can be up to nine months from the date the call options are first listed for trading. Longer-term call options, such as LEAPS(R), can have expiration dates up to three years from the date of listing. The call options the Fund intends to write will generally be American-style options, which may be exercised at any time between the date of purchase and the expiration date. The Fund may also write European-style options, which may be exercised only during a specified period of time just prior to the expiration date. In certain limited circumstances in which the illiquidity of a market for a particular option effectively precludes the Fund from writing (selling) a covered call option in a manner consistent with the Fund's investment objective and strategies, the Fund may write over-the-counter covered calls.

   The Fund intends to primarily write call options which are "out-of-the-money." Out-of-the-money call options are options whose strike price is above the current market price of the underlying common stock. Out-of-the-money options will generate premium income to the Fund as well as provide for potential appreciation in the common stock. The Fund may also write "in-the-money" call options. In-the-money call options are call options whose strike price is below the current market price of the underlying common stock. The Fund may write in-the-money call options as a defensive measure to protect against a possible decline in the underlying stock.

   Unlike common stock, which can be sold, the call options the Fund writes will either be exercised, expire or deemed to be sold. If the price of the underlying common stock exceeds the option's exercise price, it is likely that the option holder will exercise the option. If a call option written by the Fund is exercised, the Fund would be obligated to deliver the underlying common stock to the option holder upon payment of the exercise price. In this case the call option premium received by the Fund will be added to the amount realized on the sale of the common stock for purposes of determining gain or loss. If the price of the underlying common stock is less than the call option's exercise price, the call option will likely expire without being exercised. In this scenario, the Fund will retain the common stock and expects to write a new call option against those same shares of common stock. The call option premium will be treated as short term capital gain on the expiration date of the call option.

The Fund may also elect to close out its position in a call option prior to its expiration by purchasing a call option of the same option series as the call option written by the Fund. There is, however, no assurance that the Fund will be able to enter into an offsetting call option purchase when the Fund desires. In this case, the call option premium received by the Fund, less the purchase price of the call option will result in short term gain or loss regardless of the length of time the option was held.

Portfolio Composition

   The Fund's portfolio will be composed principally of the following investments. A more detailed description of the Fund's investment policies and restrictions and more detailed information about the Fund's portfolio investments are contained in the SAI.

   Common Stocks. The Fund intends to invest substantially all, but in no event less than [ ]%, of its managed assets in common stocks. Common stock generally represents an equity ownership interest in an issuer. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns and in recent years have significantly underperformed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

   Covered Call Options. When the Fund purchases common stocks, it will simultaneously write covered call options on substantially all of such stocks. The number of call options the Fund can write is limited by the number of shares of common stock the Fund holds, and further limited by the fact that call options represent 100 share lots of the underlying common stock. The Fund will not write "naked" or uncovered call options. By writing call options, the Fund seeks to generate additional income, in the form of premiums received for writing the options, and provide a partial hedge against a market decline in the underlying common stock. Call options are marked-to-market daily and their value will be affected by changes in the value of and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options' expiration. The value of call options may also be adversely affected if the market for the options becomes less liquid or smaller.

   Non-U.S. Securities. The Fund may invest up to 20% of its managed assets in U.S. dollar-denominated securities of foreign issuers. These securities are either in the form of ADRs or are directly listed on a U.S. securities exchange. Investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers, including the following:
(i) less publicly available information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile, meaning that in a changing market, the Adviser may not be able to sell the Fund's portfolio securities at times, in amounts and at prices it considers reasonable; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund's investments; (iv) the economies of non- U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the U.S., due to blockage of foreign currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund's return. Economies and social and political climate in individual countries may differ unfavorably from those of the United States.

   Open- and Closed-End Investment Companies. The Fund may invest up to 10% of its managed assets in securities of other open- or closed-end investment companies that invest primarily in securities of the type in which the Fund may invest directly. The Fund anticipates that these investments will primarily be in exchange traded funds ("ETFs"). ETFs are registered investment companies, the shares of which are traded on a securities exchange like common stock. ETFs are designed to track the performance of a particular index. An investment in an ETF is subject to the risks of any investment in a broadly based portfolio of securities, including the risk that the general level of securities price may decline, thereby adversely affecting the value of such investment. ETFs are subject to additional risks, including the fact that the funds are not actively managed, the net asset value of the funds may not always correspond to the market price of the underlying securities, market liquidity, and the possibility that the exchange where the ETF is traded may halt trading in the securities. As a stockholder in a registered investment company, the Fund will bear its ratable share of the ETF's expenses. Not only would Common Shareholders in the Fund bear their ratable share of the Fund's expenses, they would also indirectly bear their ratable share of the ETF's expenses if the Fund invests in ETFs.

   Short-Term Debt Securities; Temporary Defensive Position; Invest-Up Period. During the period during which the net proceeds of the offering of Common Shares are being invested, or during periods in which the Adviser or Sub-Adviser determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so, the Fund may deviate from its investment strategy and invest all or any portion of its managed assets in cash or cash equivalents. The Adviser's or Sub-Adviser's determination that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Fund's investment strategy is extremely limited or absent. In such a case, shares of the Fund may be adversely affected and the Fund may not pursue or achieve its investment objective.

Investment Practices

   Hedging Transactions. In addition to the Fund's covered call option writing, the Fund may use derivatives or other transactions for the purpose of hedging the Fund's exposure to a change in the price of a security prior to its anticipated purchase or a decrease in the price of a security prior to its anticipated sale. Such hedging transactions are commonly referred to as "anticipatory hedges." These anticipatory hedges are expected to be entered into only in limited circumstances and are not a principal strategy of the Fund. The specific derivative instruments to be used, or other transactions to be entered into, for such hedging purposes may include options on common stock, stock-related future contracts, foreign currency forward contracts, swap agreements and related instruments. Some, but not all, of the derivative instruments may be traded on an exchange. The positions in derivatives will be marked-to-market daily at the closing price established on the exchange or at a fair value. If market quotes are unavailable, the Board of Trustees will value these securities by using such method as the Board of Trustees shall determine in good faith to reflect their fair market value, as described in "Net Asset Value." The Fund will use derivatives or other transactions described in this paragraph solely for non-speculative purposes. See "Risks-Hedging Risk" in the Prospectus and "Other Investment Policies and Techniques" in the Fund's SAI for further information on hedging transactions.

   As an anticipatory hedge shifts, the Fund may purchase put and call options on stock or other securities. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying security covered by the option or its equivalent from the writer of the option at the stated exercise price. As a holder of a put option, the Fund will have the right to sell the securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the securities underlying the option, in each case at their exercise price at any time prior to the option's expiration date. The Fund may seek to terminate its option positions prior to their expiration by entering into closing transactions. The ability of the Fund to enter into a closing sale transaction depends on the existence of a liquid secondary market. There can be no assurance that a closing purchase or sale transaction can be effected when the Fund so desires.

   Lending of Portfolio Securities. The Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities, if, in the Adviser's or Sub-Adviser's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including: (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and
(c) expenses of enforcing its rights.

   Portfolio Turnover. The Fund's annual portfolio turnover rate may vary greatly from year to year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed [ ]% under normal circumstances. However, to the extent options written by the Fund are exercised, the Fund's portfolio turnover rate will increase. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. There are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when the Fund's investment strategy so dictates. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See "Tax Matters."

                                      RISKS

No Operating History

   The Fund is a newly organized, diversified, closed-end management investment company and has no operating history.

Investment and Market Risk

   An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the common stock in which the Fund invests will affect the value of the Common Shares. In addition, by writing call options on the Fund's common stocks, the capital appreciation potential of such common stocks is limited by the exercise price of the call options written.

   Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Common Stock Risk

   The Fund will have significant exposure to common stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns and in recent years have significantly underperformed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stocks prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Call Option Risk

     The Fund will write call options on substantially all of its common stocks. These call options will give the holder of such options the right, but not the obligation, to purchase common stock from the Fund at the exercise price on (in the case of European style options) or on or prior to (in the case of American style options) the option's expiration date. The ability to successfully implement the Fund's investment strategy depends on the Sub-Adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. The value of the options written by the Fund, which will be marked-to-market on a daily basis, will be affected by changes in the value of and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options' expiration. The value of the options may also be adversely affected if the market for the options becomes less liquid or smaller. The value of the options will be deducted from the value of the Fund's net assets when determining the Fund's net asset value.

Open- and Closed-End Investment Companies Risk

   The Fund may invest up to 10% of its managed assets in securities of other open- or closed-end investment companies that invest primarily in securities of the type in which the Fund may invest directly. The Fund anticipates that these investments will primarily be in exchange traded funds ("ETFs"). ETFs are registered investment companies, the shares of which are traded on a securities exchange like common stock. ETFs are designed to track the performance of a particular index. An investment in an ETF is subject to the risks of any investment in a broadly based portfolio of securities, including the risk that the general level of securities price may decline, thereby adversely affecting the value of such investment. ETFs are subject to additional risks, including the fact that the funds are not actively managed, the net asset value of the funds may not always correspond to the market price of the underlying securities, market liquidity, and the possibility that the exchange where the ETF is traded may halt trading in the securities. As a stockholder in a registered investment company, the Fund will bear its ratable share of the ETF's expenses. Not only would Common Shareholders in the Fund would bear their ratable share of the Fund's expenses, they would also indirectly bear their ratable share of the ETF's expenses if the Fund invests in ETFs.

Industry and Sector Risk

   The Fund may invest a substantial portion of its assets in the securities of issuers in any single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Income Risk

   Net investment income paid by the Fund to its Common Shareholders is derived primarily from the premiums it receives from writing call options and, to a lesser extent, from the dividends and interest it receives from the common stocks and other investments held in the Fund's portfolio. Premiums from writing call options and dividends and interest payments made by the Fund's securities can vary widely over the short and long-term. Dividends on common stocks are not fixed but are declared at the discretion of an issuer's board of directors. There is no guarantee that the issuers of the common stocks in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. As described further in "Tax Matters," "qualified dividend income" received by the Fund, except as noted below, will generally be eligible for the reduced tax rate applicable to such dividends under the Tax Act. Unless subsequent legislation is enacted, the reduction to tax rates as set forth in the Tax Act will expire for taxable years beginning on or after January 1, 2009. Dividends received by the Fund from REIT shares and generally will not be considered "qualified dividend income" which is eligible for the reduced tax rate. Therefore it is possible that, depending upon the composition of the stocks in the Fund's portfolio after application of the Fund's investment strategy, a significant portion of the Fund's distributions will not constitute "qualified dividend income" eligible for the reduced tax rate. The Fund cannot assure you as to what percentage of the dividends paid on the Common Shares, if any, will consist of "qualified dividend income" or long-term capital gains, both of which are taxed at lower rates for individuals than are ordinary income and short-term capital gains.

Portfolio Turnover Risk

   The Fund's annual portfolio turnover rate may vary greatly from year to year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed [ ]% under normal circumstances. However, to the extent options written by the Fund are exercised, the Fund's portfolio turnover rate will increase. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. Additionally, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when the Fund's investment strategy so dictates. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See "Tax Matters."

Non-U.S. Securities

   The Fund may invest in common stock of companies domiciled in jurisdictions other than the United States. These securities are either in the form of ADRs or are directly listed on a U.S. securities exchange. Investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers, including the following: (i) less publicly available information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile, meaning that in a changing market, the Adviser may not be able to sell the Fund's portfolio securities at times, in amounts and at prices it considers reasonable; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund's investments; (iv) the economies of non- U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events;
(vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the U.S., due to blockage of foreign currency exchanges or otherwise; and
(vii) withholding and other non-U.S. taxes may decrease the Fund's return. Economies and social and political climate in individual countries may differ unfavorably from those of the United States. Non-U.S. economies may have less favorable rates of growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Unanticipated political and social developments may also affect the values of the Fund's investments and the availability to the Fund of additional investments in such countries.

Illiquid Securities Risk

   The stocks in which the Fund will invest are publicly traded securities. However, certain public securities, particularly securities of smaller capitalized or less seasoned issuers, may from time to time lack an active secondary market and may be subject to more abrupt or erratic price movements than securities of larger, more established companies or stock market averages in general. In the absence of an active secondary market, the Fund's ability to purchase or sell such securities at a fair price may be impaired or delayed. The call options written by the Fund are listed and traded on one or more domestic securities exchanges and are issued by OCC. The value of these options may be adversely affected if the market for the options becomes less liquid or smaller. In addition, if the Fund is unable to close an option position in a timely or cost effective basis, the Fund's ability to sell the underlying common stock may be limited.

Tax Risk

   Distributions paid on the Common Shares derived from covered call option premiums will be treated as either short-term or long-term capital gain or loss, depending whether the call option expires, is exercised or deemed to be sold, and the timing of such transaction. In addition, there can be no assurance as to the percentage of common stock dividends on the Common Shares that will qualify for taxation as "qualified dividend income" and thus be eligible for taxation at the favorable rates applicable to long-term capital gains.

Hedging Risk

   The Fund may use derivatives or other transactions for the purpose of hedging the Fund's exposure to an increase in the price of a security prior to its anticipated purchase or a decrease in the price of a security prior to its anticipated sale. There may be an imperfect correlation between the Fund's portfolio holdings and such derivatives, which may prevent the Fund from achieving the intended consequences of the applicable transaction or expose the Fund to risk of loss. In addition, the Fund's success in using hedging instruments is subject to the Sub-Adviser's ability to predict correctly changes in the relationships of such hedge instruments to the Fund's portfolio holdings, and there can be no assurance that the Sub-Adviser's judgment in this respect will be accurate. Further, the Fund's use of derivatives or other transactions to reduce risk involves costs. In addition, no assurance can be given that the Fund will enter into hedging transactions at times or under circumstances in which it would be advisable to do so. The Fund may be subject to credit risk with respect to the counterparties to certain derivative agreements entered into by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Consequently, the use of hedging transactions might result in a poorer overall performance for the Fund, whether or not adjusted for risk, than if the Fund had not hedged its portfolio holdings. See "The Fund's Investments - Investment Practices - Hedging Transactions" in this Prospectus and "Other Investment Policies and Techniques - Hedging Strategies" in the Fund's SAI. The Fund will use derivatives or other transactions described above solely for purposes of hedging.

Market Disruption Risk

   The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets. United States military and related action in Iraq is ongoing and events in the Middle East could have significant adverse effects on the U.S. economy and the stock market. The Fund cannot predict the effects of similar events in the future on the U.S. economy.

Inflation Risk

   Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline.

Certain Affiliations

   Certain broker-dealers may be considered to be affiliated persons of the Fund or First Trust Advisors. Absent an exemption from the Securities and Exchange Commission or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit the Fund's ability to engage in securities transactions and take advantage of market opportunities. In addition, unless and until the underwriting syndicate is broken in connection with the initial public offering of the Common Shares, the Fund will be precluded from effecting principal transactions with brokers who are members of the syndicate.

Anti-Takeover Provisions

   The Fund's Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust."

Market Discount From Net Asset Value

   Shares of closed-end investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that the Fund's net asset value could decrease as a result of its investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of this offering. The net asset value of the Common Shares will be reduced immediately following the offering as a result of the payment of certain offering costs. Although the value of the Fund's net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of the Common Shares will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the investor's purchase price for the Common Shares. Because the market price of the Common Shares will be determined by factors such as net asset value, dividend and distribution levels (which are dependent, in part, on expenses), supply of and demand for the shares, stability of dividends or distributions, trading volume of the Common Shares, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below or above net asset value or at, below or above the initial public offering price.

                             MANAGEMENT OF THE FUND

Trustees and Officers

   The Board of Trustees is responsible for the management of the Fund, including supervision of the duties performed by the Adviser. The names and business addresses of the trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the SAI.

Investment Adviser

   First Trust Advisors will be responsible for implementing the Fund's overall investment strategy, including the allocation and periodic reallocation of the Fund's assets among the six equity classes and the selection of common stocks within such classes. First Trust Advisors also is responsible for managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services.

   First Trust Advisors, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, is the investment adviser to the Fund and is responsible for managing the Fund's net assets. First Trust Advisors serves as investment adviser or portfolio supervisor to investment portfolios with approximately $11.8 billion in assets which it managed or supervised as of April 30, 2004.

   First Trust Advisors, a registered investment adviser, is an Illinois limited partnership formed in 1991 and an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. First Trust Advisors is a limited partnership with one limited partner, Grace Partners of DuPage L.P. ("Grace Partners"), and one general partner, The Charger Corporation. Grace Partners is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. Grace Partners' and The Charger Corporation's primary business is investment advisory and broker/dealer services through their interests. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust Advisors is controlled by Grace Partners and The Charger Corporation.

   For additional information concerning First Trust Advisors, including a description of the services provided, see the SAI.

Sub-Adviser

   The Sub-Adviser, Fiduciary Asset Management, LLC, located at 8112 Maryland Avenue, Suite 400, St. Louis, Missouri 63105, is a registered investment adviser and serves as investment adviser or portfolio supervisor to investment portfolios with approximately $13.0 billion of assets as of April 30, 2004.

   Fiduciary Asset Management invests in a broad range of equity, hedged equity, master limited partnership, and fixed income strategies for institutional and high net worth clients. Fiduciary Asset Management's clients include Fortune 500 companies, public pensions and large endowments and foundations. Fiduciary Asset Management was established as an independent investment firm in 1994 and has managed covered call option portfolios for clients since [ ].

   Fiduciary Asset Management was founded in 1994 by Charles D. Walbrandt. From 1974 through 1994 Mr. Walbrandt served in various capacities with General Dynamics Corporation, including Corporate Vice President, Trust Investment and Treasurer. While at General Dynamics, Mr. Walbrandt created the internal investment department in 1983, designed the investment management process and managed both equity and fixed income portfolios. Mr. Walbrandt holds a B.S. degree in economics from the University of Wisconsin, a M.B.A. in finance from St. Louis University and is a Chartered Financial Analyst. Fiduciary Asset Management is controlled by Mr. Walbrandt.

   Fiduciary Asset Management's investment committee includes Charles D. Walbrandt, Wiley D. Angell, Mohammad Riad, James J. Cunnane Jr., and Joseph
E. Gallagher. Mohammad Riad will serve as the primary portfolio manager for the Fund.

   Mr. Riad is a member of the portfolio management team and performs securities research. Mr. Riad currently heads Fiduciary Asset Management's options-based large-cap Hedged Core Equity & Stable Return Hedged Equity portfolios and Fiduciary Asset Management's small/mid-cap strategies. Mr. Riad has been instrumental in developing large scale options programs, working on both strategy and implementation and Mr. Riad oversees the trading strategies for Fiduciary Asset Management's St. Louis equity group. Mr. Riad joined the firm in June 1999 after earning his M.B.A. from Washington University. Prior to this, Mr. Riad worked for six years at Legg Mason Wood Walker in the Washington D.C. office, and as an Administrative Manager in Legg Mason Wood Walker's New York office. Mr. Riad also holds a Bachelor of Science degree in Business from Wake Forest University.

Investment Management Agreement

   Pursuant to an investment management agreement (the "Investment Management Agreement") between First Trust Advisors and the Fund, the Fund has agreed to pay for the services and facilities provided by First Trust Advisors an annual management fee, payable on a monthly basis, equal to [ ]% of the Fund's managed assets.

   For purposes of calculation of the management fee, the Fund's "managed assets" means the average daily gross asset value of the Fund (which includes assets attributable to the Fund's Preferred Shares, if any, and the principal amount of borrowings), minus the sum of the Fund's accrued and unpaid dividends on any outstanding Common Shares and accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Preferred Shares).

   In addition to the fee of First Trust Advisors, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with First Trust Advisors), custodian, transfer agency, administrative, accounting and dividend disbursing expenses, legal fees, leverage expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

   The Sub-Adviser receives a portfolio management fee equal to [ ]% of the Fund's managed assets. The Sub-Adviser's fee is paid by the Adviser out of the Adviser's management fee:

   The Adviser has agreed to pay (i) all organizational expenses and (ii) all offering costs of the Fund (other than sales load but including a reimbursement of certain underwriting expenses) that exceed $0.04 per Common Share. The Sub-Adviser has agreed to reimburse the Adviser for one-half of such organizational expenses and offering costs of the Fund that exceed $0.04 per Common Share.

                                 NET ASSET VALUE

   The Fund will determine the net asset value of its shares daily, as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. eastern time). Net asset value is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of the call options and dividends declared but unpaid), by the total number of shares outstanding.

   For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on any exchange other than NASDAQ National Market are valued, except as indicated below, at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities admitted to trade on the NASDAQ National Market are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

   Equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ National Market, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Fixed income securities maturing within 60 days are valued by the Fund on an amortized cost basis. Call options listed on a U.S. options exchange are generally valued based on the closing sales price on that exchange. However, if there is no closing sale price on that exchange, they are valued based on the closing bid price of the call options.

   The value of any portfolio security held by the Fund for which reliable market quotations are not readily available, including illiquid securities, or if a valuation is deemed inappropriate, will be determined by the Board of Trustees or its designee in a manner that most fairly reflects fair market value of the security on the valuation date.

   Any derivative transaction that the Fund enters into may, depending on the applicable market environment, have a positive or negative value for purposes of calculating net asset value. Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges are valued by calculating the mean between the last bid and asked quotation supplied to a pricing service by certain independent dealers in such contracts. Any option transaction that the Fund enters into may, depending on the applicable market environment, have no value or a positive value. Exchange traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded.

                                  DISTRIBUTIONS

   Dividends from common stocks, premiums received from writing call options and income from any other investments are the Fund's main sources of net investment income. The Fund may realize capital gains or losses when it sells its portfolio securities, depending on whether the sales prices for the securities are higher or lower than purchase prices, or when call options expire, are exercised or are deemed to be sold, depending on the timing of such transactions. The Fund's present policy, which may be changed at any time by the Fund's Board of Trustees, is to distribute at least quarterly all, or substantially all, of this net investment income as dividends to shareholders. Dividends paid on the Common Shares consisting of "qualified dividend income" (income from domestic and certain corporations) may qualify for reduced income tax rates applicable to long-term capital gains, provided certain holding period and other requirements are met by the Fund and the individuals who own the Common Shares. See "Tax Matters." Unless you elect to receive cash distributions, your distributions of net investment income will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan.

   The Fund may realize capital gains or losses when it sells securities, depending on whether the sales prices for the securities are higher or lower than purchase prices. The Fund distributes any net capital gains to shareholders as capital gain dividends at least annually. As in the case of dividends, capital gain dividends will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless you elect to receive them in cash. See "Dividend Reinvestment Plan."

   Distributions by the Fund of its net investment income and of any net capital gains, whether paid in cash or in additional Common Shares, will be taken into account in measuring the performance of the Fund with respect to its investment objective.

                           DIVIDEND REINVESTMENT PLAN

   If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan, unless you elect to receive cash distributions, all dividends, including any capital gain dividends, on your Common Shares will be automatically reinvested by the Plan Agent, PFPC Inc., in additional Common Shares under the Dividend Reinvestment Plan (the "Plan"). If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

   If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

   (1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of
(i) net asset value per Common Share on that date or (ii) 95% of the market price on that date.

   (2) If Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the [ ] Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in

Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

   You may withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

   The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

   There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

   Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. See "Tax Matters."

   If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

   The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

                              DESCRIPTION OF SHARES

Common Shares

   The Declaration authorizes the issuance of an unlimited number of Common Shares. The Common Shares being offered have a par value of $0.01 per share and have equal rights to the payment of dividends and the distribution of assets upon liquidation. The Common Shares being offered will, when issued, be fully paid and, subject to matters discussed in "Certain Provisions in the Declaration of Trust," non-assessable, and currently have no preemptive or conversion rights (except as may otherwise be determined by the Trustees in their sole discretion) or rights to cumulative voting.

   The Fund will apply to list the Common Shares on the [ ] Stock Exchange. The trading or "ticker" symbol of the Common Shares is expected to be "[ ]." The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

   The Fund's net asset value per share generally increases when common stock prices increase, and decreases when common stock prices decrease. Net asset value will be reduced immediately following the offering by the amount of the sales load and offering expenses paid by the Fund. The Adviser has agreed to pay
(i) all organizational expenses and (ii) all offering costs of the Fund (other than sales load) that exceed $0.04 per Common Share. The Sub-Adviser has agreed to reimburse the Adviser for one-half of such organizational expenses and offering costs of the Fund that exceed $0.04 per Common Share. See "Use of Proceeds."

   Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may conveniently do so by trading on the exchange through a broker or otherwise. Shares of closed-end investment companies may frequently trade on an exchange at prices lower than net asset value. Shares of closed-end investment companies like the Fund have during some periods traded at prices higher than net asset value and during other periods have traded at prices lower than net asset value. Because the market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that Common Shares will trade at a price equal to or higher than net asset value in the future. The Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See "Structure of the Fund; Common Share Repurchases and Change in Fund Structure."

                CERTAIN PROVISIONS IN THE DECLARATION OF TRUST Under

   Massachusetts law, shareholders could, in certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration contains an express disclaimer of shareholder liability for debts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder held personally liable for the obligations of the Fund solely by reason of being or having been a shareholder of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote.

   The Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. Generally, the Declaration requires a vote by holders of at least two-thirds of the Common Shares, except as described below and in the Declaration, to authorize: (1) a conversion of the Fund from a closed-end to an open-end investment company; (2) a merger or consolidation of the Fund with any corporation, association, trust or other organization, including a series or class of such other organization (subject to a limited exception if the acquiring fund is not an operating entity immediately prior to the transaction);
(3) a sale, lease or exchange of all or substantially all of the Fund's assets (other than in the regular course of the Fund's investment activities, in connection with the termination of the Fund, and other limited circumstances set forth in the Declaration); (4) in certain circumstances, a termination of the Fund; (5) a removal of Trustees by shareholders; or (6) certain transactions in which a Principal Shareholder (as defined in the Declaration) is a party to the transaction. However, with respect to (1) through (3), if such transaction has already been authorized by the affirmative vote of two-thirds of the trustees, then the affirmative vote of the majority of the outstanding voting securities, as defined in the 1940 Act, as amended (a "Majority Shareholder Vote"), is required. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Shares otherwise required by law or any agreement between the Fund and any national securities exchange. Approval of shareholders is not required, however, for any transaction, whether deemed a merger, consolidation, reorganization, exchange of shares or otherwise whereby the Fund issues shares in connection with the acquisition of assets (including those subject to liabilities) from any other investment company or similar entity. None of the foregoing provisions may be amended except by the vote of at least two-thirds of the Common Shares outstanding and entitled to vote. See the SAI under "Certain Provisions in the Declaration of Trust."

   The provisions of the Declaration described above could have the effect of depriving the shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objective and policies. The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its Common Shareholders.

   Reference should be made to the Declaration on file with the Securities and Exchange Commission for the full text of these provisions.

               STRUCTURE OF THE FUND; COMMON SHARE REPURCHASES
                          AND CHANGE IN FUND STRUCTURE

Closed-End Structure

   Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities, although it is not expected that the Fund will invest in illiquid securities.

   Shares of closed-end investment companies listed for trading on a securities exchange frequently trade at a discount from net asset value, but in some cases trade at a premium. The market price may be affected by trading volume of the shares, general market and economic conditions and other factors beyond the control of the closed-end fund. The foregoing factors may result in the market price of the Common Shares being greater than, less than or equal to net asset value. The Board of Trustees has reviewed the structure of the Fund in light of its investment objective and policies and has determined that the closed-end structure is in the best interests of the shareholders. As described below, however, the Board of Trustees will review periodically the trading range and activity of the Fund's shares with respect to its net asset value and the Board may take certain actions to seek to reduce or eliminate any such discount. Such actions may include open market repurchases or tender offers for the Common Shares at net asset value or the possible conversion of the Fund to an open-end mutual fund. There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to net asset value per Common Share. In addition, as noted above, the Board of Trustees has determined in connection with this initial offering of Common Shares of the Fund that the closed-end structure is desirable, given the Fund's investment objective and policies. Investors should assume, therefore, that it is highly unlikely that the Board would vote to convert the Fund to an open-end investment company.

Repurchase of Common Shares and Tender Offers

   In recognition of the possibility that the Common Shares might trade at a discount to net asset value and that any such discount may not be in the interest of shareholders, the Fund's Board of Trustees, in consultation with the Adviser and any corporate finance services and consulting agent that the Adviser may retain, from time to time will review possible actions to reduce any such discount. The Board of Trustees of the Fund has adopted a policy to consider on a quarterly basis the commencement of open market repurchases of and/or tender offers for the Common Shares to seek to reduce any significant market discount (e.g., 10% or more) from net asset value that may develop and continue for a significant period of time (e.g., 12 weeks or more). After any consideration of potential actions to seek to reduce any significant market discount, the Board may, subject to its fiduciary obligations and compliance with applicable state and federal laws, authorize the commencement of a share-repurchase program or tender offer. The size and timing of any such share repurchase program or tender offer will be determined by the Board of Trustees in light of the market discount of the Common Shares, trading volume of the Common Shares, information presented to the Board of Trustees regarding the potential impact of any such share repurchase program or tender offer, and general market and economic conditions.

   There can be no assurance that repurchases of Common Shares or tender offers, if any, will cause the Common Shares to trade at a price equal to or in excess of their net asset value. Nevertheless, the possibility that a portion of the Fund's outstanding Common Shares may be the subject of repurchases or tender offers may reduce the spread between market price and net asset value that might otherwise exist. In the opinion of the Fund, sellers may be less inclined to accept a significant discount in the sale of their Common Shares if they have a reasonable expectation of being able to receive a price of net asset value for a portion of their Common Shares in conjunction with an announced repurchase program or tender offer for the Common Shares.

   Although the Board of Trustees believes that repurchases or tender offers generally would have a favorable effect on the market price of the Common Shares, the acquisition of Common Shares by the Fund will decrease the total assets of the Fund and therefore will have the effect of increasing the Fund's expense ratio. Because of the nature of the Fund's investment objective, policies and portfolio, the Adviser does not anticipate that repurchases of Common Shares or tender offers should interfere with the ability of the Fund to manage its investments in order to seek its investment objective, and does not anticipate any material difficulty in borrowing money or disposing of portfolio securities to consummate repurchases of or tender offers for Common Shares, although no assurance can be given that this will be the case.

Conversion to Open-End Fund

   The Fund may be converted to an open-end investment company at any time if approved by the holders of two- thirds of the Fund's shares outstanding and entitled to vote; provided, however, that such vote shall be by Majority Shareholder Vote if the action in question was previously approved by the affirmative vote of two-thirds of the Trustees. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Shares otherwise required by law or any agreement between the Fund and any national securities exchange. In the event of conversion, the Common Shares would cease to be listed on the [ ] Stock Exchange or other national securities exchange or market system. The Board of Trustees believes, however, that the closed-end structure is desirable, given the Fund's investment objective and policies. Investors should assume, therefore, that it is unlikely that the Board of Trustees would vote to convert the Fund to an open-end investment company. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. The Fund expects to pay all such redemption requests in cash, but intends to reserve the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new Common Shares would be sold at net asset value plus a sales load.

                                   TAX MATTERS

   The following discussion of federal income tax matters is based on the advice of Chapman and Cutler LLP, counsel to the Fund.

   This section and the discussion in the SAI summarize the material U.S. federal income tax consequences of purchasing, owning and selling shares of the Fund. This section is current as of the date of this Prospectus. Tax laws and interpretations change frequently, possibly with retroactive effects, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not address your state, local or foreign taxes. This summary assumes that you hold your Common Shares as capital assets (generally, assets held for investment). Investors should consult their own tax advisors regarding the particular tax consequences to them of investing in the Fund.

Fund Status

   The Fund intends to elect and to qualify annually as a "regulated investment company" under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions

   Fund distributions are generally taxable to you. After the end of each year, you will receive a tax statement that separates your Fund's distributions into two categories, ordinary income dividends and capital gain dividends. Ordinary income distributions are generally taxed at ordinary tax rates, but, as further discussed below, under the Tax Act, certain ordinary income dividends received from the Fund may be taxed at reduced tax rates equal to those applicable to net capital gains. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you to the extent of your tax basis in your Common Shares. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Dividends Received Deduction

   A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction generally is not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction.

If You Sell Shares

   If you sell your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the sale transaction. Your tax basis in your Common Shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares.

Taxation of Capital Gains and Losses and Certain Ordinary Income Dividends

   Under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years ending on or after May 6, 2003 and beginning before January 1, 2009. Higher tax rates will apply after 2008 unless further legislative action is taken by Congress. However, special effective date provisions are set forth in the Tax Act.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as the rates applicable to ordinary income. In addition, the Internal Revenue Code treats certain capital gains as ordinary income in special situations.

   Pursuant to the Tax Act, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the reduced rates that apply to net capital gain (as discussed above), but only if certain holding period and other requirements are satisfied and the dividends are attributable to qualified dividend income received by the Fund itself. Certain dividends received by the Fund from foreign corporations are not qualified dividend income eligible for this lower tax rate and therefore it is possible that, depending upon the composition of the stocks in the Fund's portfolio after application of the Fund's investment strategy, a significant portion of the Fund's distributions will not constitute qualified dividend income eligible for the reduced tax rate. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009. Higher tax rates will apply after 2008, unless further legislative action is taken by Congress. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the reduced capital gains tax rates.

Backup Withholding

   The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to a shareholder who fails to provide the Fund with his or her correct taxpayer identification number or to make required certifications, or who has been notified by the Internal Revenue Service that he or she is subject to backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, if any, or refunded to the shareholder provided that the required information is furnished to the Internal Revenue Service.

                                  UNDERWRITING

   The underwriters named below (the "Underwriters"), acting through A.G. Edwards & Sons, Inc., as lead manager ("A.G. Edwards") and [insert underwriters] as their representatives (including A.G. Edwards, the "Representatives"), have severally agreed, subject to the terms and conditions of the Underwriting Agreement with the Fund and First Trust Advisors (the "Underwriting Agreement"), to purchase from the Fund the number of Common Shares set forth below opposite their respective names.
Underwriters                                                   Shares
------------                                                   ------
A.G. Edwards & Sons, Inc. .........................................
                      Total.......................................

   The Underwriting Agreement provides that the obligations of the Underwriters are subject to certain conditions, including the absence of any materially adverse change in the Fund's business and the receipt of certain certificates, opinions and letters from the Fund and the Fund's attorneys and independent accountants. The nature of the Underwriters' obligation is such that they are committed to purchase all Common Shares offered hereby if they purchase any of the Common Shares.

   The Fund has granted to the Underwriters an option, exercisable for 45 days from the date of this Prospectus, to purchase up to an aggregate of additional Common Shares to cover over-allotments, if any, at the initial offering price. The Underwriters may exercise such option solely for the purpose of covering over-allotments incurred in the sale of the Common Shares offered hereby. [The Fund will not sell more than $ worth of Common Shares in this offering (exclusive of any shares sold pursuant to any exercise of the over-allotment option of the Underwriters).] To the extent that the Underwriters exercise this option, each of the Underwriters will have a firm commitment, subject to certain conditions, to purchase an additional number of Common Shares proportionate to such Underwriter's initial commitment.

   The Representatives have advised the Fund that the Underwriters propose to offer some of the Common Shares directly to investors at the offering price of $20.00 per Common Share, and may offer some of the Common Shares to certain dealers at the offering price less a concession not in excess of $ per Common Share, and such dealers may reallow a concession not in excess of $ per Common Share on sales to certain other dealers. The Fund has agreed to pay the Underwriters up to $ in partial reimbursement of their expenses (including certain legal expenses). The Common Shares are offered by the Underwriters, subject to prior sale, when, as and if delivered to and accepted by the Underwriters, and subject to their right to reject orders in whole or in part.

   The Fund will pay its Common Share offering costs (other than sales load but including a reimbursement of certain underwriting expenses) up to and including $0.04 per Common Share. The Adviser has agreed to pay (i) all of the Fund's organizational costs and (ii) all of the Common Share offering costs (other than sales load but including a reimbursement of certain underwriting expenses) that exceed $0.04 per Common Share. The Sub-Adviser has agreed to reimburse the Adviser for one-half of such organizational costs and offering costs of the Fund that exceed $0.04 per Common Share. To the extent that aggregate offering expenses are less than $0.04 per Common Share, up to 0.10% of the public offering price of the securities sold in this offering, up to such expense limit, will be paid to First Trust Portfolios, L.P. as reimbursement for the distribution services they provide to the Fund (the "Contingent Reimbursement Amount"). First Trust Portfolios, L.P. is an affiliate of the Adviser.

   The Fund will apply to list the Common Shares on the [ ] Stock Exchange. The trading or "ticker" symbol of the Common Shares is expected to be "[ ]." In order to meet the requirements for listing the Common Shares on the [ ] Stock Exchange, the Underwriters have undertaken to sell lots of 100 or more Common Shares to a minimum of 400 beneficial owners. The minimum investment requirement is 100 Common Shares ($2,000). Prior to this offering, there has been no public market for the Common Shares or any other securities of the Fund. Consequently, the offering price for the Common Shares was determined by negotiation among the Fund and the Representatives.

   The Fund and First Trust Advisors have each agreed to indemnify the several Underwriters for or to contribute to the losses arising out of certain liabilities, including liabilities under the Securities Act of 1933, as amended.

   The Fund has agreed not to offer or sell any additional Common Shares of the Fund, other than as contemplated by this Prospectus, for a period of 180 days after the date of the Underwriting Agreement without the prior written consent of the Representatives.

   The Fund anticipates that the Representatives and certain other Underwriters may from time to time act as brokers or dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may so act while they are Underwriters.

   Until the distribution of Common Shares is completed, rules of the SEC may limit the ability of the Underwriters and certain selling group members to bid for and purchase the Common Shares. As an exception to these rules, the Underwriters are permitted to engage in certain transactions that stabilize the price of the Common Shares. Such transactions may consist of short sales, stabilizing transactions and purchases to cover positions created by short sales. Short sales involve the sale by the Underwriters of a greater number of Common Shares than they are required to purchase in the offering. Stabilizing transactions consist of certain bids or purchases made for the purpose of preventing or retarding a decline in the market price of the Common Shares while the offering is in progress.

   The Underwriters also may impose a penalty bid. This occurs when a particular Underwriter repays to the other Underwriters all or a portion of the underwriting discount received by it because the Representatives have repurchased shares sold by or for the account of such Underwriter in stabilizing or short covering transactions.

   These activities by the Underwriters may stabilize, maintain or otherwise affect the market price of the Common Shares. As a result, the price of the Common Shares may be higher than the price that otherwise might exist in the open market. If these activities are commenced, they may be discontinued by the Underwriters without notice at any time. These transactions may be effected on the [ ] Stock Exchange or otherwise.

   As described below under "Corporate Finance Services and Consulting Fee and Additional Underwriting Fees," A.G. Edwards will provide the corporate finance and consulting services described below (the "Services") pursuant to an agreement with First Trust Advisors (the "Services Agreement") and will be entitled to receive the fees (the "Service Fees") described below.

   First Trust Advisors (and not the Fund) will pay to certain Underwriters or other participants in the offering and distribution of the Common Shares ("Distribution Participants") a quarterly sales incentive fee (the "Sales Incentive Fee") at an annual rate of up to 0.15% of the Fund's average daily net assets attributable to the Common Shares sold by such Distribution Participant. The Sales Incentive Fee paid to any Distribution Participant will not exceed % of the offering price of the Common Shares. It is not anticipated that such Distribution Participant would be obligated to provide shareholder or other services comparable to the Services under the Services Agreement. As described above, First Trust Portfolios L.P., an affiliate of the Adviser, will provide distribution assistance in connection with the sale of the Common Shares of the Fund, and may receive from the Fund an amount as reimbursement for related expenses up to the Contingent Reimbursement Amount, which will not exceed 0.10% of the total price to the public of the Common Shares sold in this offering. First Trust Portfolios L.P. is a registered broker-dealer and a member of the National Association of Securities Dealers ("NASD").

   The total amount of the Sales Incentive Fees, the Contingent Reimbursement Amount, the partial reimbursement of the expenses of the Underwriters, and the Service Fees will not exceed 4.5% of the total price to the public of the Common Shares sold in this offering. The sum total of all compensation to Underwriters in connection with the public offering of Common Shares, including sales load and all forms of additional compensation to Underwriters, will be limited to 9.0% of the total price to the public of the Common Shares sold in this offering.

   The address of the lead managing underwriter is: A.G. Edwards & Sons, Inc., One North Jefferson Avenue, St. Louis, Missouri 63103. The address of First Trust Portfolios, L.P. is 1001 Warrenville Road, Lisle, Illinois 60532.

              CORPORATE FINANCE SERVICES AND CONSULTING FEE AND
                          ADDITIONAL UNDERWRITING FEES

   As described above, the Fund has agreed to pay the Underwriters up to $ in partial reimbursement of their expenses (including certain legal expenses). In addition, the Fund has agreed to pay the Contingent Reimbursement Amount to First Trust Portfolios, L.P., and Distribution Participants will receive from First Trust Advisors the Sales Incentive Fee.

    First Trust Advisors (and not the Fund) has also entered into a Corporate Finance Services and Consulting Agreement with A.G. Edwards and has agreed to pay from its own assets a fee to A. G. Edwars. This fee will be payable quarterly at the annual rate of 0.15% of the Fund's average daily net assets and will be payable only so long as the Investment Management Agreement remains in effect between the Fund and First Trust Advisors or any successor in interest or affiliate of First Trust Advisors, as and to the extent that such Investment Management Agreement is renewed or continued periodically in accordance with the 1940 Act. Pursuant to the Corporate Finance Services and Consulting Agreement, A.G. Edwards will: (i) provide relevant information, studies or reports regarding closed-end investment companies with similar invstment objectives and/or strategies as the Fund as well as general trends in the closed-end investment company and asset management industries and consult with representatives of First Trust Advisors in connection therewith; (ii) at the request of First Trust Advisors, provide certain economic research and statistical information and reports on behalf of First Trust Advisors or the Fund and consult with representatives of First Trust Advisors or the Fund, and/or Trustees of the Fund in connection therewith, which information and reports shall include: (a) statistical and financial market information with respect to the Fund's market performance; and (b) comparative information regarding the Fund and other closed-end management investment companies with respect to (x) the net asset value of their respective shares (as made publicly available by the Fund and such investment companies), (y) the respective market performance of the Fund and such other companies, and (z) other relevant performance indicators; and (iii) provide First Trust Advisors with such other services in connection with the Common Shares relating to the trading price and market price thereof upon which First Trust Advisors and A.G. Edwards shall, from time to time, agree, including after-market services designed to maintain the visibility of the Fund in the market. The amounts paid as Service Fees will not exceed % of the offering price of the Common Shares. NASD interpretations regarding Service Fees are subject to subsequent change.

                 CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT

     The custodian of the assets of the Fund is PFPC Trust Company ("Custodian"), 301 Bellevue Parkway, Wilmington, Delaware 19809. The Fund's transfer, shareholder services and dividend paying agent is PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809. Pursuant to an Administration and Accounting Services Agreement, PFPC Inc. also provides certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records; acting as liaison with the Fund's independent public accountant providing such accountant with various audit-related information with respect to the Fund; and providing other continuous accounting and administrative services. As compensation for administrative and accounting services, the Fund has agreed to pay PFPC Inc. an annual fee, calculated daily and payable on a monthly basis, of 0.10% of the Fund's average net assets, subject to decrease with respect to additional Fund net assets.

                                 LEGAL OPINIONS

   Certain legal matters in connection with the Common Shares will be passed upon for the Fund by Chapman and Cutler LLP, Chicago, Illinois, and for the Underwriters by Skadden, Arps, Slate, Meagher & Flom LLP, Chicago, Illinois. Chapman and Cutler LLP may rely as to certain matters of Massachusetts law on the opinion of Bingham McCutchen LLP.

                            TABLE OF CONTENTS FOR THE
                       STATEMENT OF ADDITIONAL INFORMATION

                                                                         Page

Use of Proceeds ..........................................................  1
Investment Objective .....................................................  1
Investment Policies and Techniques .......................................  3
Investment Risks .........................................................  8
Other Investment Policies and Techniques ................................. 11
Management of the Fund ................................................... 19
Investment Adviser ....................................................... 24
Sub-Adviser .............................................................. 27
Portfolio Transactions and Brokerage ..................................... 29
Distributions ............................................................ 30
Description of Shares .................................................... 30
Certain Provisions in the Declaration of Trust ........................... 31
Repurchase of Fund Shares; Conversion to Open-End Fund ................... 33
Tax Matters .............................................................. 36
Performance Related and Comparative Information .......................... 42
Experts .................................................................. 44
Custodian, Administrator and Transfer Agent .............................. 44
Independent Auditors ..................................................... 44
Additional Information ................................................... 45
Report of Independent Auditors ........................................... 46
Financial Statements ..................................................... 47

You should rely only on the information contained or incorporated by reference in this Prospectus. The Fund has not authorized anyone to provide you with different information. The Fund is not making an offer of these securities in any state where the offer is not permitted.

                   TABLE OF CONTENTS

                                                    Page

Prospectus Summary .................................   3
Summary of Fund Expenses ...........................  12
The Fund ...........................................  13
Use of Proceeds ....................................  13
The Fund's Investments .............................  13
Risks ..............................................  17
Management of the Fund .............................  20
Net Asset Value ....................................  22
Distributions ......................................  22
Dividend Reinvestment Plan .........................  23
Description of Shares ..............................  24
Certain Provisions in the Declaration of Trust......  24
Structure of the Fund; Common Share
  Repurchases and Change in Fund Structure..........  25
Tax Matters.........................................  27
Underwriting .......................................  30
Corporate Finance Services and Consulting
  Fee and Additional Underwriting Fees..............  31
Custodian, Administrator and Transfer Agent.........  32
Legal Opinions .....................................  32
Table of Contents for the Statement of
  Additional Information ...........................  33

                                ----------------

   Until      , 2004 (25 days after the date of this Prospectus), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a Prospectus. This is in addition to the dealers' obligation to deliver a Prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

                                                Shares

                              First Trust/Fiduciary
                                Asset Management
                                Covered Call Fund


                                  Common Shares


                                ----------------

                                   PROSPECTUS

                                ----------------


                                  A.G. Edwards


















                                                 , 2004






                SUBJECT TO COMPLETION, DATED MAY 28, 2004

      THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND OFFER OR SALE IS NOT PERMITTED.





     FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                STATEMENT OF ADDITIONAL INFORMATION

      First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund") is a newly organized, diversified closed-end management investment company.

      This Statement of Additional Information relating to common shares of beneficial interest of the Fund ("Common Shares") is not a prospectus, but should be read in conjunction with the Fund's Prospectus relating thereto dated __________, 2004 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing Common Shares. Investors should obtain and read the Fund's Prospectus prior to purchasing such shares. A copy of the Fund's Prospectus may be obtained without charge by calling (800) 988-5891. You may also obtain a copy of the Fund's Prospectus on the Securities and Exchange Commission's web site (http://www.sec.gov). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.

      This   Statement   of   Additional   Information   is   dated
__________, 2004.

                                TABLE OF CONTENTS

                                                                PAGE

USE OF PROCEEDS...................................................1

INVESTMENT OBJECTIVE..............................................1

INVESTMENT POLICIES AND TECHNIQUES................................3

INVESTMENT RISKS..................................................8

OTHER INVESTMENT POLICIES AND TECHNIQUES.........................11

MANAGEMENT OF THE FUND...........................................20

INVESTMENT ADVISER...............................................24

SUB-ADVISER......................................................27

PORTFOLIO TRANSACTIONS AND BROKERAGE.............................29

DISTRIBUTIONS....................................................30

DESCRIPTION OF SHARES............................................31

CERTAIN PROVISIONS IN THE DECLARATION OF TRUST...................31

REPURCHASE OF FUND SHARES; CONVERSION TO OPEN-END FUND...........34

TAX MATTERS......................................................36

PERFORMANCE RELATED AND COMPARATIVE INFORMATION..................42

EXPERTS..........................................................44

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT......................45

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....................45

ADDITIONAL INFORMATION...........................................45

REPORT OF REGISTERED PUBLIC ACCOUNTING FIRM......................46

FINANCIAL STATEMENTS.............................................47

                                      - i -


                                 USE OF PROCEEDS

      The net proceeds of the offering of Common Shares of the Fund will be approximately: $_____________ ($_____________ if the Underwriters exercise the over-allotment option in full) after payment of the estimated organizational and offering costs. The Fund expects it will be able to invest substantially all of the net proceeds in common stocks that meet the investment objective and policies within seven days after completion of the offering.

      For the Fund, First Trust Advisors L.P. ("First Trust Advisors" or "Adviser") has agreed to pay (i) all organizational expenses and (ii) all offering costs of the Fund (other than sales load but including a reimbursement of certain underwriting expenses) that exceed $0.04 per Common Share and Fiduciary Asset Management, LLC ("Fiduciary Asset Management" or "Sub-Adviser") has agreed to reimburse the Adviser for one-half of such organizational expenses and offering costs of the Fund that exceed $0.04 per Common Share.

      Pending investment in securities that meet the Fund's investment objective and policies, the net proceeds of the offering will be invested in cash or cash equivalents.


                              INVESTMENT OBJECTIVE

      Investment Objective. The Fund's investment objective is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stocks and writing call options on substantially all of the Fund' securities. There can be no assurance that the Fund's investment objective will be achieved.

      The Fund cannot change its investment objective without the approval of the holders of a "majority of the outstanding" Common Shares. As defined in the Investment Company Act of 1940 (the "1940 Act"), when used with respect to particular shares of the Fund, a "majority of the outstanding" securities means
(i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the Fund's outstanding voting shares are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding voting shares, whichever is less.

INVESTMENT RESTRICTIONS

      Except as described below, the Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the outstanding Common
Shares:

          (1) Issue senior securities, as defined in the 1940 Act, other than the borrowings permitted by investment restriction (2) set forth below;

          (2)   Borrow money, except as permitted by the 1940 Act;

          (3) Act as underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities;

          (4) Purchase or sell real estate, but this shall not prevent the Fund from investing in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate or mortgages on real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund's ownership of such securities;

          (5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, derivative instruments or from investing in securities or other instruments backed by physical commodities);

          (6) Make loans of funds or other assets, other than by entering into repurchase agreements, lending portfolio securities and through the purchase of debt securities in accordance with its investment objectives, policies and limitations;

          (7) With respect to 75% of its total assets, purchase any securities, if as a result more than 5% of the Fund's total assets would then be invested in securities of any single issuer or if, as a result, the Fund would hold more than 10% of the outstanding voting securities of any single issuer; provided, that Government securities (as defined in the 1940 Act), securities issued by other investment companies and cash items (including receivables) shall not be counted for purposes of this limitation; and

          (8) Invest 25% or more of its total assets in securities of issuers in any single industry, provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      For the purpose of applying the limitation set forth in subparagraph (7) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental issuer, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental issuer, then such non-governmental issuer would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. When a municipal bond is insured by bond insurance, it shall not be considered a security that is issued or guaranteed by the insurer; instead, the issuer of such municipal bond will be determined in accordance with the principles set forth above.

      In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees without a shareholder vote. The Fund may not:

          (1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

          (2) Purchase securities of companies for the purpose of exercising control.

      The restrictions and other limitations set forth above will apply only at the time of purchase of securities and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities.


                INVESTMENT POLICIES AND TECHNIQUES

      The following information supplements the discussion of the Fund's investment objectives, policies, and techniques that are described in the Fund's Prospectus.

INVESTMENT PHILOSOPHY AND PROCESS

      Under normal market conditions, the Fund will pursue an integrated investment strategy pursuant to which the Fund will invest substantially all of its managed assets in a diversified portfolio of common stock of U.S. corporations and U.S. dollar-denominated securities of foreign issuers, in each case, that are traded on U.S. securities exchanges, and on an ongoing and consistent basis, write (sell) covered call options on the Fund's common stock investments. The Fund seeks to produce a high level of current income and gains primarily from the premium income it earns from writing call options, but also from dividends received on the common stocks held in the Fund's portfolio, and, to a lesser extent, capital appreciation from appreciation in the value of common stock underlying such covered call options.

      o    Common  Stock.   Common  stock  will  be  selected  by  the
           Sub-Adviser         utilizing        its        proprietary
           quantitative/qualitative selection criteria. The Sub-Adviser's quantitative/qualitative selection criteria will focus on sectors, industries and individual common stocks that exhibit strong fundamental characteristics. The Fund may also invest up to 20% of its managed assets in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 10% of the Fund's managed assets in securities of other open- or closed-end investment companies that invest primarily in securities of the type in which the Fund may invest directly.

      o Covered Call Options. The Fund will write (sell) covered call options, which may include Long-Term Equity AnticiPation Securities ("LEAPS(R)"), against the common stock held in the Fund's portfolio with strike prices and expiration dates that are collectively intended to provide risk/reward characteristics that are consistent with the Fund's investment objective. At least 80% of the Fund's managed assets invested in common stock will be covered by a written call option. The Sub-Adviser believes that writing (selling) call options will provide the Fund with current income and may enhance the Fund's total return in a neutral to modestly rising market and provide a partial hedge in a declining market.

      The options the Fund intends to write (sell) are considered "covered" because the Fund will own common stock against which the options are written
(sold). As a result, the number of call options the Fund can write is limited by the number of shares of common stock the Fund holds in its portfolio. By writing (selling) covered call options, the Sub-Adviser seeks to generate income, in the form of the premiums received for writing (selling) the call options. The Sub-Adviser will consider several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums.

      When the Fund writes (sells) a call option it is selling to the buyer (the "option holder") the right, but not the obligation, to purchase a particular asset (e.g., the underlying stock) from the Fund at a fixed price (the "strike price") on or before a specified date (the "expiration date"). A call option normally represents the right to purchase 100 shares of the underlying stock. In exchange for the right to purchase the underlying stock, the buyer of the call option pays a fee or "premium" to the Fund. The buyer of a call option has purchased the right to buy 100 shares of the underlying stock at the stated exercise price. For example, the buyer of one ABC June 110 call option has the right to purchase 100 shares of ABC at $110 up until the call option's June expiration date. All call options covering ABC are referred to as an "option class." Each individual option with a distinctive trading month and strike price is an "option series."

      The Fund will write call options that are generally issued, guaranteed and cleared by The Options Clearing Corporation ("OCC"), a registered clearing corporation. Listed call options are traded on the American Stock Exchange, Chicago Board Options Exchange, International Securities Exchange, New York Stock Exchange, Pacific Stock Exchange, Philadelphia Stock Exchange or various other U.S. options exchanges. In accordance with the standardized terms of their contracts, all options expire on a certain date, called the "expiration date." For conventional listed call options, this can be up to nine months from the date the call options are first listed for trading. Longer-term call options, such as LEAPS(R), can have expiration dates up to three years from the date of listing. The call options the Fund intends to write will generally be American-style options, which may be exercised at any time between the date of purchase and the expiration date. The Fund may also write European-style options, which may be exercised only during a specified period of time just prior to the expiration date. In certain limited circumstances in which the illiquidity of a market for a particular option effectively precludes the Fund from writing (selling) a covered call option in a manner consistent with the Fund's investment objective and strategies, the Fund may write over-the-counter covered calls.

      The Fund intends to primarily write call options which are "out-of-the-money." Out-of-the-money call options are options whose strike price is above the current market price of the underlying common stock. Out-of-the-money options will generate premium income to the Fund as well as provide for potential appreciation in the common stock. The Fund may also write "in-the-money" call options. In-the-money call options are call options whose strike price is below the current market price of the underlying common stock. The Fund may write in-the-money call options as a defensive measure to protect against a possible decline in the underlying stock.

      Unlike common stock, which can be sold, the call options the Fund writes will either be exercised, expire or deemed to be sold. If the price of the underlying common stock exceeds the option's exercise price, it is likely that the option holder will exercise the option. If a call option written by the Fund is exercised, the Fund would be obligated to deliver the underlying common stock to the option holder upon payment of the exercise price. In this case the call option premium received by the Fund will be added to the amount realized on the sale of the common stock for purposes of determining gain or loss. If the price of the underlying common stock is less than the call option's exercise price, the call option will likely expire without being exercised. In this scenario, the Fund will retain the common stock and expects to write a new call option against those same shares of common stock. The call option premium will be treated as short term capital gain on the expiration date of the call option. The Fund may also elect to close out its position in a call option prior to its expiration by purchasing a call option of the same option series as the call option written by the Fund. There is, however, no assurance that the Fund will be able to enter into an offsetting call option purchase when the Fund desires. In this case, the call option premium received by the Fund, less purchase price of the call option will result in short term gain or loss regardless of the length of time the option was held.

PORTFOLIO COMPOSITION

      Common Stocks. The Fund intends to invest substantially all, but in no event less than [ ]%, of its managed assets in common stocks. Common stock generally represents an equity ownership interest in an issuer. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns and in recent years have significantly underperformed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

      Covered Call Options. When the Fund purchases common stocks, it will simultaneously write covered call options on substantially all of such stocks. The number of call options the Fund can write is limited by the number of shares of common stock the Fund holds, and further limited by the fact that call options represent 100 share lots of the underlying common stock. The Fund will not write "naked" or uncovered call options. By writing call options, the Fund seeks to generate additional income, in the form of premiums received for writing the options, and provide a partial hedge against a market decline in the underlying common stock. Call options are marked-to-market daily and their value will be affected by changes in the value of and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options' expiration. The value of call options may also be adversely affected if the market for the options becomes less liquid or smaller.

      Non-U.S. Securities. The Fund may invest up to 20% of its managed assets in U.S. dollar-denominated securities of foreign issuers. These securities are either in the form of ADRs or are directly listed on a U.S. securities exchange. Investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers, including the following:
(i) less publicly available information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile, meaning that in a changing market, the Adviser may not be able to sell the Fund's portfolio securities at times, in amounts and at prices it considers reasonable; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund's investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the U.S., due to blockage of foreign currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund's return. Economies and social and political climate in individual countries may differ unfavorably from those of the United States.

      Open- and Closed-End Investment Companies. The Fund may invest up to 10% of its managed assets in securities of other open- or closed-end investment companies that invest primarily in securities of the type in which the Fund may invest directly. The Fund anticipates that these investments will primarily be in exchange traded funds ("ETFs"). ETFs are registered investment companies, the shares of which are traded on a securities exchange like common stock. ETFs are designed to track the performance of a particular index. An investment in an ETF is subject to the risks of any investment in a broadly based portfolio of securities, including the risk that the general level of securities price may decline, thereby adversely affecting the value of such investment. ETFs are subject to additional risks, including the fact that the funds are not actively managed, the net asset value of the funds may not always correspond to the market price of the underlying securities, market liquidity, and the possibility that the exchange where the ETF is traded may halt trading in the securities. As a stockholder in a registered investment company, the Fund will bear its ratable share of the ETF's expenses. Not only would Common Shareholders in the Fund bear their ratable share of the Fund's expenses, they would also indirectly bear their ratable share of the ETF's expenses if the Fund invests in ETFs.

      Temporary Investments and Defensive Position. During the period when the net proceeds of the offering of common shares are being invested or during periods in which the Adviser or Sub-Adviser determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so, the Fund may deviate from its investment strategy and invest all or any portion of its net assets in cash and cash equivalents. The Adviser's or Sub-Adviser's determination that it is temporarily unable to follow the Fund's investment strategy or that it is impracticable to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Fund's investment strategy is extremely limited or absent. In such a case, the Fund may not pursue or achieve its investment objective. These investments are defined to include, without limitation, the following:

          (1) U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

          (2) Certificates of Deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit purchased by the Fund may not be fully insured.

          (3) Repurchase agreements, which involve purchases of debt securities. At the time the Fund purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Fund's investment adviser monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The investment adviser does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

          (4) Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. First Trust Advisors will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity measures) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a nationally recognized statistical rating organization and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

          (5) The Fund may invest in bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

          (6) The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

          (7) The Fund may invest in shares of money market funds in accordance with the provisions of the 1940 Act.


                                INVESTMENT RISKS

COMMON STOCK RISK

      An investment in the Fund should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in the Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust Advisors cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Fund have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Fund will fluctuate over the life of the Fund and may be more or less than the price at which they were purchased by the Fund. The equity securities held in the Fund may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of the Fund's purchase and sale of the equity securities and other factors.

      Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

      Neither the Adviser or Sub-Adviser shall be liable in any way for any default, failure or defect in any equity security held in the Fund's portfolio.

CALL OPTION RISK

      The Fund will write call options on substantially all of its common stocks. These call options will give the holder of such options the right, but not the obligation, to purchase common stock from the Fund at the exercise price on (in the case of European style options) or on or prior to (in the case of

American style options) the option's expiration date. The ability to successfully implement the Fund's investment strategy depends on the Sub-Adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. The value of the options written by the Fund, which will be marked-to-market on a daily basis, will be affected by changes in the value of and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options' expiration. The value of the options may also be adversely affected if the market for the options becomes less liquid or smaller. The value of the options will be deducted from the value of the Fund's net assets when determining the Fund's net asset value.

      The exercise price of an option may be adjusted downward before the option's expiration as a result of the occurrence of certain corporate events affecting the underlying equity security, such as extraordinary dividends, stock splits, merger or other extraordinary distributions or events. A reduction in the exercise price of an option would reduce the Fund's capital appreciation potential on the underlying security.

OPEN- AND CLOSED-END INVESTMENT COMPANIES RISK

      The Fund may invest up to 10% of its managed assets in securities of other open- or closed-end investment companies that invest primarily in securities of the type in which the Fund may invest directly. The Fund anticipates that these investments will primarily be in exchange traded funds ("ETFs"). ETFs are registered investment companies, the shares of which are traded on a securities exchange like common stock. ETFs are designed to track the performance of a particular index. An investment in an ETF is subject to the risks of any investment in a broadly based portfolio of securities, including the risk that the general level of securities price may decline, thereby adversely affecting the value of such investment. ETFs are subject to additional risks, including the fact that the funds are not actively managed, the net asset value of the funds may not always correspond to the market price of the underlying securities, market liquidity, and the possibility that the exchange where the ETF is traded may halt trading in the securities. As a stockholder in a registered investment company, the Fund will bear its ratable share of the ETF's expenses. Not only would Common Shareholders in the Fund bear their ratable share of the Fund's expenses, they would also indirectly beat their ratable share of the ETF's expenses if the Fund invests in ETFs.

LEGISLATION

      At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the equity securities in the Fund or the issuers of the equity securities. Changing approaches to regulation may have a negative impact on certain companies represented in the Fund. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the issuers of the equity securities held in the Fund to achieve their business goals.

INDUSTRY AND SECTOR RISK

      The Fund may invest a substantial portion of its assets in the securities of issuers in any single industry or sectors of the economy if the selection of the companies through applications of the Fund's investment strategy results in such a focus. Accordingly, if there is a change in any industry or sector focus in the stocks selected through applications of the Fund's investment strategy, such shift in industry focus will be reflected in the Fund's portfolio. If the Fund is focused in an industry or sector, it may face more risks than if it were broadly diversified over numerous industries and sectors of the economy. See "Risks--Industry and Sector Risk" in the Fund's Prospectus.

OVER-THE-COUNTER MARKET

      The Fund may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility that limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which the Fund invests may not be as great as that of other securities and, if the Fund were to dispose of such a stock, it might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.


             OTHER INVESTMENT POLICIES AND TECHNIQUES

HEDGING STRATEGIES

      General Description of Hedging Strategies. The Fund may use derivatives or other transactions for the purpose of hedging the Fund's exposure to an increase in the price of a security prior to its anticipated purchase or a decrease in the price of a security prior to its anticipated sale. Such hedging transactions are commonly referred to as "anticipatory hedges." These anticipatory hedges are expected to be entered into only in limited circumstances and are not a principal strategy of the Fund. The specific derivative instruments to be used, or other transactions to be entered into, for such hedging purposes may include options on common stock, stock-related futures contracts, (hereinafter referred to as "Futures" or "Futures Contracts"), foreign currency forward contracts, swap agreements and related instruments. The Fund will use derivatives or other transactions described in this paragraph solely for non-speculative purposes.

      Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the Securities and Exchange Commission (the "SEC"), the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, the Fund's ability to use hedging instruments may be limited by tax considerations.

      General Limitations on Futures and Options Transactions. The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act (the "CEA"), the Fund is not subject to regulation as a commodity pool under the CEA.

      The foregoing limitations are not fundamental policies of the Fund and may be changed without shareholder approval as regulatory agencies permit. Various exchanges and regulatory authorities have undertaken reviews of options and Futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for Futures and options transactions and proposals to increase the margin requirements for various types of futures transactions.

      Asset Coverage for Futures and Options Positions. The Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will set aside cash, U.S. government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

      Options. As an anticipatory hedge, the Fund may purchase put and call options on stock or other securities. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying security covered by the option or its equivalent from the writer of the option at the stated exercise price.

      As a holder of a put option, the Fund will have the right to sell the securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the securities underlying the option, in each case at their exercise price at any time prior to the option's expiration date. The Fund may seek to terminate its option positions prior to their expiration by entering into closing transactions. The ability of the Fund to enter into a closing sale transaction depends on the existence of a liquid secondary market. There can be no assurance that a closing purchase or sale transaction can be effected when the Fund so desires.

      Certain Considerations Regarding Options. The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities on which the option is based. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

      Some, but not all, of the derivative instruments may be traded and listed on an exchange. There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

      Futures Contracts. The Fund may enter into stock-related Futures Contracts, including security futures contracts as an anticipatory hedge. The Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Fund will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on exchanges and are standardized as to maturity date and underlying financial instrument. A security futures contract is a legally binding agreement between two parties to purchase or sell in the future a specific quantity of shares of a security or of the component securities of a narrow-based security index, at a certain price. A person who buys a security futures contract enters into a contract to purchase an underlying security and is said to be "long" the contract. A person who sells a security futures contact enters into a contract to sell the underlying security and is said to be "short" the contract. The price at which the contract trades (the "contract price") is determined by relative buying and selling interest on a regulated exchange.

      Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. In order to enter into a security futures contract, the Fund must deposit funds with its custodian in the name of the futures commodities merchant equal to a specified percentage (usually at least 20 percent) of the current market value of the contract as a performance bond. Moreover, all security futures contracts are marked-to-market at least daily, usually after the close of trading. At that time, the account of each buyer and seller reflects the amount of any gain or loss on the security futures contract based on the contract price established at the end of the day for settlement purposes.

      An open position, either a long or short position, is closed or liquidated by entering into an offsetting transaction (i.e., an equal and opposite transaction to the one that opened the position) prior to the contract expiration. Traditionally, most futures contracts are liquidated prior to expiration through an offsetting transaction and, thus, holders do not incur a settlement obligation. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract, the Fund may not be able to realize a gain in the value of its future position, or prevent losses from mounting. This inability to liquidate could occur, for example, if trading is halted due to unusual trading activity in either the security futures contract or the underlying security; if trading is halted due to recent news events involving the issuer of the underlying security; if systems failures occur on an exchange or at the firm carrying the position; or if the position is on an illiquid market. Even if the Fund can liquidate its position, it may be forced to do so at a price that involves a large loss.

      Under certain market conditions, it may also be difficult or impossible to manage the risk from open security futures positions by entering into an equivalent but opposite position in another contract month, on another market, or in the underlying security. This inability to take positions to limit the risk could occur, for example, if trading is halted across markets due to unusual trading activity in the security futures contract or the underlying security or due to recent news events involving the issuer of the underlying security.

      There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a Futures contract position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

      Security futures contracts that are not liquidated prior to expiration must be settled in accordance with the terms of the contract. Some security futures contracts are settled by physical delivery of the underlying security. At the expiration of a security futures contract that is settled through physical delivery, a person who is long the contract must pay the final settlement price set by the regulated exchange or the clearing organization and take delivery of the underlying shares. Conversely, a person who is short the contract must make delivery of the underlying shares in exchange for the final settlement price. Settlement with physical delivery may involve additional costs.

      Other security futures contracts are settled through cash settlement. In this case, the underlying security is not delivered. Instead, any positions in such security futures contracts that are open at the end of the last trading day are settled through a final cash payment based on a final settlement price determined by the exchange or clearing organization. Once this payment is made, neither party has any further obligations on the contract.

      As noted above, margin is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit is intended to ensure the Fund's performance of the Futures Contract. The margin required for a particular

Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

      If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Future Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the respective Fund. In computing daily net asset value, the Fund will mark to market the current value of its open Futures Contracts. The Fund expects to earn interest income on its margin deposits.

      Because of the low margin deposits required, Futures Contracts trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, the Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

      In addition to the foregoing, imperfect correlation between the Futures Contracts and the underlying securities may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Under certain market conditions, the prices of security futures contracts may not maintain their customary or anticipated relationships to the prices of the underlying security or index. These pricing disparities could occur, for example, when the market for the security futures contract is illiquid, when the primary market for the underlying security is closed, or when the reporting of transactions in the underlying security has been delayed.

      In addition, the value of a position in security futures contracts could be affected if trading is halted in either the security futures contract or the underlying security. In certain circumstances, regulated exchanges are required by law to halt trading in security futures contracts. For example, trading on a particular security futures contract must be halted if trading is halted on the listed market for the underlying security as a result of pending news, regulatory concerns, or market volatility. Similarly, trading of a security futures contract on a narrow-based security index must be halted under such circumstances if trading is halted on securities accounting for at least 50 percent of the market capitalization of the index. In addition, regulated exchanges are required to halt trading in all security futures contracts for a specified period of time when the Dow Jones Industrial Average ("DJIA") experiences one-day declines of 10-, 20- and 30-percent. The regulated exchanges may also have discretion under their rules to halt trading in other circumstances - such as when the exchange determines that the halt would be advisable in maintaining a fair and orderly market.

      A trading halt, either by a regulated exchange that trades security futures or an exchange trading the underlying security or instrument, could prevent the Fund from liquidating a position in security futures contracts in a timely manner, which could prevent the Fund from liquidating a position in security futures contracts at that time.

      Each regulated exchange trading a security futures contract may also open and close for trading at different times than other regulated exchanges trading security futures contracts or markets trading the underlying security or securities. Trading in security futures contracts prior to the opening or after the close of the primary market for the underlying security may be less liquid than trading during regular market hours.

      Risks and Special Considerations Concerning Derivatives. In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

          (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability, to predict correctly changes in the relationships of such hedge instruments to the Fund's portfolio holdings, and there can be no assurance the advisor's judgment in this respect will be accurate. Consequently, the use of derivatives for hedging purposes might result in a poorer overall performance for the Fund, whether or not adjusted for risk, than if the Fund had not hedged its portfolio holdings.

          (2) Credit Risk. Credit risk is the risk that a loss be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or OTC derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that First Trust Advisors reasonably believes are capable of performing under the contract.

          (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments.

      With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. In addition, the Fund's success in using hedging instruments is subject to the Adviser's ability to correctly predict changes in relationships of such hedge instruments to the Fund's portfolio holdings, and there can be no assurance that the Adviser's judgment in this respect with be accurate. An imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to a risk of loss.

          (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

          (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

          (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

SWAP AGREEMENTS

      For hedging purposes, the Fund may enter into swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

      Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

      Generally, swap agreements have a fixed maturity date that will agreed upon the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

      A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

      Equity Swaps. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

REPURCHASE AGREEMENTS

      As temporary investments, the Fund may invest in repurchase agreements. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed-upon repurchase price determines the yield during the Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. Income generated from transactions in repurchase agreements will be taxable. The Fund will only enter into repurchase agreements with registered securities dealers or domestic banks that, in the opinion of First Trust Advisors, present minimal credit risk. The risk to the Fund is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. First Trust Advisors will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that such value always equals or exceeds the agreed-upon repurchase price. In the event the value of the collateral declines below the repurchase price, First Trust Advisors will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price, including interest.

LENDING OF PORTFOLIO SECURITIES

      The Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities, if, in the Adviser's or Sub-Adviser's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

PORTFOLIO TURNOVER RATE

      The Fund's annual portfolio turnover rate may vary greatly from year to year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed [____]% under normal circumstances. However, to the extent options written by the Fund are exercised, the Fund's portfolio turnover rate will increase. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. Additionally, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when the Fund's investment strategy so dictates. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income.


                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

      The management of the Fund, including general supervision of the duties performed for the Fund under the Management Agreement and Sub-Advisory Agreements, is the responsibility of the Board of Trustees. The Trustees set broad policies for the Fund and choose the Fund's officers. The following is a list of the Trustees and officers of the Fund and a statement of their present positions and principal occupations during the past five years, with the Trustee who is an "interested person" (as such term is defined in the 1940 Act) of the Fund identified as such. The mailing address of the officers and Trustees, unless otherwise noted, is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                                                              IN FUND
                                                  TERM OF OFFICE                              COMPLEX            OTHER
                                                  AND YEAR FIRST                              OVERSEEN BY        TRUSTEESHIPS
                              POSITION AND        ELECTED OR      PRINCIPAL OCCUPATIONS       TRUSTEE OR         HELD BY
NAME, ADDRESS AND AGE         OFFICES WITH FUND   APPOINTED       DURING PAST 5 YEARS         OFFICER            TRUSTEE

Trustee who is an Interested
Person of the Fund
----------------------------

James A. Bowen(1)*            President,          o One Year(2)   President, First Trust      18 Portfolios      None
D.O.B.: 09/55                 Chairman of the     o 2004          Portfolios, L.P. and
                              Board, Chief                        First Trust Advisors;
                              Executive Officer                   Director, Bond Wave, LLC
                              and Trustee

Trustees who are not
Interested Persons of the
Fund
--------------------------
Richard E. Erickson           Trustee             o One Year(2)   Physician,                  18 Portfolios      None
327 Gundersen Drive                               o 2004          Sportsmed/Wheaton
Carol Stream, IL 60188                                            Orthopedics
D.O.B.: 04/51

                                      - 20 -


                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                                                              IN FUND
                                                  TERM OF OFFICE                              COMPLEX            OTHER
                                                  AND YEAR FIRST                              OVERSEEN BY        TRUSTEESHIPS
                              POSITION AND        ELECTED OR      PRINCIPAL OCCUPATIONS       TRUSTEE OR         HELD BY
NAME, ADDRESS AND AGE         OFFICES WITH FUND   APPOINTED       DURING PAST 5 YEARS         OFFICER            TRUSTEE

Thomas R. Kadlec              Trustee             o One Year(2)   Vice President, Chief       18 Portfolios      None
26W110 Sandpiper Court                            o 2004          Financial Officer (1990
Wheaton, IL  60188-4541                                           to Present), ADM Investor
D.O.B.: 11/57                                                     Services, Inc. (Futures
                                                                  Commission Merchant);
                                                                  Registered Representative
                                                                  (2000 to Present),
                                                                  Segerdahl & Company,
                                                                  Inc., an NASD member
                                                                  (Broker-Dealer)
                                                  o One Year(2)
Niel B. Nielson               Trustee             o 2004          President (2002 to          18 Portfolios      Director of
1117 Mountain Terrace                                             Present), Covenant                             Good News
Lookout Mountain, GA 30750                                        College; Pastor (1997 to                       Publishers
D.O.B.: 03/54                                                     2002), College Church in                       - Crossway
                                                                  Wheaton                                        Books;
                                                                                                                 Covenant
                                                                                                                 Transport Inc.

David M. Oster                Trustee             o One Year(2)   Trader (Self-Employed)      7 Portfolios       None
3N550 Wildflower Lane                                             (1987 to Present)
West Chicago, IL 60185                            o 2004          (Options Trading and
D.O.B.: 03/64                                                     Market Making)

Officers of the Fund
--------------------
Mark R. Bradley               Treasurer,          o Indefinite    Chief Financial Officer,    18 Portfolios      N/A
D.O.B.: 11/57                 Controller, Chief     term          Senior Vice President,
                              Financial Officer   --------------  First Trust Portfolios,
                              and Chief                           L.P. and First Trust
                              Accounting Officer  o 2004          Advisors.

Susan M. Brix                 Assistant Vice      o Indefinite    Representative, First       18 Portfolios      N/A
D.O.B.: 01/60                 President             term          Trust Portfolios, L.P.;
                                                                  Assistant Portfolio
                                                  o 2004          Manager, First Trust
                                                                  Advisors.

Robert F. Carey               Vice President      o Indefinite    Senior Vice President,      18 Portfolios      N/A
D.O.B.: 07/63                                       term          First Trust Portfolios,
                                                                  L.P. and First Trust
                                                  o 2004          Advisors.

W. Scott Jardine              Secretary           o Indefinite    General Counsel, First      18 Portfolios      N/A
D.O.B.: 05/60                                       term          Trust Portfolios, L.P.
                                                                  and First Trust Advisors.
                                                  o 2004

Roger Testin                  Vice President      o Indefinite    Vice President (August      18 Portfolios      N/A
D.O.B.: 06/66                                       term          2001-Present) First Trust
                                                                  Advisors; Analyst
                                                  o 2004          (1998-2001), Dolan Capital Management
--------------------

(1) Mr. Bowen is deemed an "interested person" of the Fund due to his position of President of First Trust Advisors, investment adviser of the Fund.

(2) Trustees are elected each year by shareholders and serve a one year term until their successors are elected. Mr. Bowen's officer positions with the Fund have an indefinite term.

      The Board of Trustees of the Fund has four standing committees, the Executive Committee (and Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee, and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Fund's Declaration of Trust and By-laws. The members of the Executive Committee shall also serve as a special committee of the Board known as the Pricing and Dividend Committee which is authorized to exercise all of the powers and authority of the Board in respect of the issuance and sale, through an underwritten public offering, of the Common Shares of the Fund and all other such matters relating to such financing, including determining the price at which such shares are to be sold and approval of the final terms of the underwriting agreement, including approval of the members of the underwriting syndicate. Such committee is also responsible for the declaration and setting of dividends. Messrs. Kadlec and Bowen are members of the Executive Committee. The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Fund's Board of Trustees. Messrs. Erickson, Nielson, Kadlec and Oster are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including Shareholders. When a vacancy on the Board occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including Shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board, Shareholders of the Fund shall mail such recommendation to W. Scott Jardine at the Fund's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532. Such recommendation shall include the following information: (a) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund Shareholder), (b) a full description of the proposed candidate's background, including their education, experience, current employment, and date of birth,
(c) names and addresses of at least three professional references for the candidate, (d) information as to whether the candidate is an "interested person" in relation to such Fund, as such term is defined in the 1940 Act, as amended, and such other information that may be considered to impair the candidate's independence and (e) any other information that may be helpful to the Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chair of the Nominating and Governance Committee and the outside counsel to the independent trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination. The Valuation Committee is responsible for the oversight of the pricing procedures of the Fund. Messrs. Erickson, Kadlec and Oster are members of the Valuation Committee. The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Nielson, Kadlec and Oster serve on the Audit Committee. Because the Fund is newly organized, none of the committees have met during the Fund's last fiscal year.

      Messrs. Erickson, Nielson, Kadlec and Bowen are also trustees of First Defined Portfolio Fund, LLC, an open-end fund advised by First Trust Advisors with 11 portfolios. Messrs. Bowen, Erickson, Nielson, Kadlec and Oster are also trustees of the First Trust Value Line(R) 100 Fund, First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund and First Trust/Four Corners Senior Floating Rate Income Fund II, closed-end funds advised by First Trust Advisors. None of the Trustees who are not "interested persons" of the Fund, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust Advisors, First Trust Portfolios or their affiliates. In addition, Mr. Bowen and the other officers of the Fund, hold the same positions with the First Defined Portfolio Fund, LLC,

First Trust Value Line(R) 100 Fund, First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund and First Trust/Four Corners Senior Floating Rate Income Fund II as they hold with the Fund.

      The officers and Trustee who are "interested persons" as designated above serve without any compensation from the Fund. Trustees who are not interested persons of the Fund ("Independent Trustees") receive a $10,000 annual retainer for serving as trustee of the Fund, $1,000 per meeting fee for their attendance (in-person or through electronic means), $500 for attendance in-person or through electronic means at a committee meeting and are reimbursed for expenses incurred as a result of attendance at meetings of the Trustees. The following table sets forth estimated compensation to be paid by the Fund projected during the Fund's first full fiscal year to each of the Independent Trustees and estimated total compensation to be paid to each of the Independent Trustees by the First Trust Fund Complex for a full calendar year. The Fund has no retirement or pension plans.

                                                ESTIMATED TOTAL
                                                  COMPENSATION
                       ESTIMATED AGGREGATE     FROM FUND AND FUND
NAME OF TRUSTEE    COMPENSATION FROM FUND(1)      COMPLEX(2)

Richard E. Erickson       $13,000                  $112,500
Thomas R. Kadlec          $13,000                  $112,500
Niel B. Nielson           $13,000                  $112,500
David M. Oster            $13,000                   $91,000
--------------------
(1) The compensation estimated to be paid by the Fund to the Independent Trustees for the first full fiscal year for services to the Fund.
(2) The total estimated compensation to be paid to Messrs. Erickson, Kadlec and Nielson, Independent Trustees, from the Fund and Fund Complex for a full calendar year is based on estimated compensation to be paid to these Trustees for a full calendar year for services as Trustees to the First Defined Portfolio Fund, LLC, an open-end fund (with 11 portfolios) advised by First Trust Advisors plus estimated compensation to be paid to these Trustees by the First Value Line(R) 100 Fund, the First Trust Value Line(R) Dividend Fund, the First Trust/Four Corners Senior Floating Rate Income Fund, the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, the First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, First Trust/Four Corners Senior Floating Rate Income Fund II and the Fund for a full calendar year. Mr. Oster is currently not a Trustee of the First Defined Portfolio Fund, LLC. Accordingly, his estimated total compensation is based on the estimated compensation to be paid by the First Trust Value Line(R) 100 Fund, the First Trust Value Line(R) Dividend Fund, the First Trust/Four Corners Senior Floating Rate Income Fund, the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, the First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, First Trust/Four Corners Senior Floating Rate Income Fund II and the Fund for a full calendar year.

      The Fund has no employees. Its officers are compensated by First Trust Advisors. The Shareholders of the Fund will elect trustees at the next annual meeting of shareholders.

      The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Fund and in other funds overseen by the Trustees in the First Trust Fund Complex as of March 31, 2004:

                                        AGGREGATE DOLLAR RANGE OF
                                        EQUITY SECURITIES IN
                                        ALL REGISTERED INVESTMENT
                      DOLLAR RANGE OF   COMPANIES
                      EQUITY SECURITIES OVERSEEN BY TRUSTEE IN
TRUSTEE               IN THE FUND       FIRST TRUST FUND COMPLEX

Mr. Bowen             None              $50,001         -    $100,000
Mr. Erickson          None              $     1         -    $ 10,000
Mr. Kadlec            None              $50,001         -    $100,000
Mr. Nielson           None              $10,001         -    $ 50,000
Mr. Oster             None              $10,001         -    $ 50,000

      As of December 31, 2003, the Trustees of the Fund who are not "interested persons" of the Fund and immediate family members do not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

      As of __________, 2004, First Trust Portfolios L.P. owned both beneficially and of record all of the Common Shares of the Fund.


                               INVESTMENT ADVISER

      First Trust Advisors L.P., 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, is the investment adviser to the Fund. As investment adviser, First Trust Advisors provides the Fund with professional investment supervision and management and permits any of its officers or employees to serve without compensation as Trustees or officers of the Fund if elected to such positions. First Trust Advisors manages the Fund's portfolio and provides the Fund with certain other services necessary with the management of the portfolio.

      First Trust Advisors is an Illinois limited partnership formed in 1991 and an investment adviser registered with the SEC under the Investment Advisers Act of 1940. First Trust Advisors is a limited partnership with one limited partner, Grace Partners of DuPage L.P. ("Grace Partners"), and one general partner, The Charger Corporation. Grace Partners is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. Grace Partners' and The Charger Corporation's primary business is investment advisory and broker/dealer services through their interests. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust Advisors is controlled by Grace Partners and The Charger Corporation.

      First Trust Advisors is also adviser or subadviser to approximately 25 mutual funds and seven closed-end funds and is the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios. First Trust Portfolios specializes in the underwriting, trading and distribution of unit investment trusts and other securities. First Trust Portfolios, an Illinois limited partnership formed in 1991, acts as sponsor for successive series of The First Trust Combined Series, FT Series (formerly known as The First Trust

Special Situations Trust), the First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds and The First Trust GNMA. First Trust Portfolios introduced the first insured unit investment trust in 1974 and to date, more than $48 billion in First Trust Portfolios unit investment trusts have been deposited.

      First Trust Advisors acts as investment adviser to the Fund pursuant to an Investment Management Agreement. The Investment Management Agreement continues in effect for the Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by the Trustees including a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund, or the vote of a majority of the outstanding voting securities of the Fund. It may be terminated at any time without the payment of any penalty upon 60 days' written notice by either party, or by action of the Board or by a majority vote of the outstanding voting securities of the Fund (accompanied by appropriate notice), and will terminate automatically upon assignment. The Investment Management Agreement may also be terminated, at any time, without payment of any penalty, by the Board or by vote of a majority of the outstanding voting securities of the Fund, in the event that it shall have been established by a court of competent jurisdiction that the Adviser, or any officer or director of the Adviser, has taken any action which results in a breach of the covenants of the Adviser set forth in the Investment Management Agreement. The Investment Management Agreement provides that First Trust Advisors shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Investment Management Agreement. As compensation for its services, the Fund pays First Trust Advisors a fee as described in the Prospectus. Provisions regarding expense limitations are described in the Prospectus. See "Summary of Fund Expenses" and "Management of the Fund -- Investment Management Agreement" in the Fund's Prospectus.

      In addition to the fee of First Trust Advisors, the Fund pays all other costs and expenses of its operations, including compensation of its Trustees (other than those affiliated with First Trust Advisors), custodian, transfer agency, administrative, accounting and dividend disbursing expenses, legal fees, licensing fees, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any. All fees and expenses are accrued daily and deducted before payment of dividends to investors.

      On [ ], 2004, the Trustees of the Fund met with members of the Adviser and the Sub-Adviser to consider, among other things, the possible approval of the Investment Management Agreement between the Fund and First Trust Advisors and the Sub-Advisory Agreement between the Adviser, the Sub-Adviser and the Fund. Prior to the meeting, the Independent Trustees received a memorandum describing their legal obligations and duties relating to the approval of an investment advisory contract, including the duties of the Trustees under the 1940 Act and the general principles of state law; the requirements of the 1940 Act in such matters; the fiduciary duty of the Adviser; the standards used in determining whether boards of trustees have fulfilled their duties; and various factors to be considered by the Trustees in voting on whether to approve advisory agreements. In evaluating the Investment Management Agreement and the Sub-Advisory Agreement, the Independent Trustees met with their legal counsel privately (outside the presence of the interested Trustee and any officers of the Fund Advisers) to discuss their responsibilities and obligations with respect to the Investment Management Agreement and Sub-Advisory Agreement and the terms of the proposed agreements.

      In evaluating the Investment Management Agreement and the Sub-Advisory Agreement, the Trustees considered narrative information concerning, among other things, the nature of the services to be provided by the respective adviser or sub-adviser, the fees to be paid to the respective adviser and sub-adviser and the experience, resources and staffing of the respective adviser and sub-adviser. As First Trust Advisors already serves as investment adviser on the various funds in the First Trust complex, the Trustees noted that they are well informed as to its personnel, staffing, experience, investment philosophy and fees paid by other clients. In evaluating the Investment Management Agreement, the Trustees considered the supervisory services to be provided by First Trust Advisors, as the investment adviser, the resources available to fulfill such function and the advisory fees to be paid to First Trust Advisors.

      In evaluating the Sub-Advisory Agreement with Fiduciary Asset Management LLC ("Fiduciary Asset Management" or "Sub-Adviser") the Trustees met with the relevant investment personnel from Fiduciary Asset Management and considered information relating to the education, experience and number of investment professionals and other personnel who would provide services under the applicable agreement, its investment philosophy and process. The Trustees received and reviewed written materials regarding Fiduciary Asset Management's organizational structure, Fiduciary Asset Management's and its affiliates experience with the MLP asset class, and resources available to Fiduciary Asset Management. The Trustees considered the nature of the services provided by Fiduciary Asset Management as well as the fee to be paid.

      In considering the overall advisory arrangement, the Trustees also received and reviewed written information regarding advisory fees paid by other analogous closed-end funds and their respective expense ratios. The Board of Trustees, including all of the Independent Trustees of the Fund, and the sole shareholder of the Fund, each approved the Investment Management Agreement and the Sub-Advisory Agreement. The Independent Trustees determined that the terms of the Fund's Investment Management Agreement and the Sub-Advisory Agreement, including the fees, are fair and reasonable, and that they will enable the Fund to obtain high quality investment management services.

CODE OF ETHICS

      The Fund, the Adviser and the Sub-Adviser have adopted codes of ethics under Rule 17j-1 under the 1940 Act. These codes permit personnel subject to the code to invest in securities, including securities that may be purchased or held by the Fund. These codes can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The codes of ethics are available on the EDGAR Database on the SEC's web site (http://www.sec.gov), and copies of these code may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

PROXY VOTING PROCEDURES

      The Fund has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently and solely in the best economic interests of the Fund.

      The Board of Trustees is responsible for oversight of the Fund's proxy voting process. The Board has delegated day-to-day proxy voting responsibility to Fiduciary Asset Management. Fiduciary Asset Management has engaged the services of Institutional Shareholder Services, Inc. and other third-party shareholder proxy services ("Proxy Services") to make recommendations to Fiduciary Asset Management, on the voting of proxies relating to securities held by the Fund. Fiduciary Asset Management reviews the recommendations of these Proxy Services and frequently follows their recommendations. However, on selected issues, Fiduciary Asset Management may not vote in accordance with the recommendations of these Proxy Services when it believes that their recommendations are not in the best economic interest of the Fund. If Fiduciary Asset Management manages the assets of a company or its pension plan and any of Fiduciary Asset Management's clients hold any securities in that company, Fiduciary Asset Management will vote proxies relating to that company's securities in accordance with the recommendations of these Proxy Services to avoid any conflict of interest. If a client requests Fiduciary Asset Management to follow specific voting guidelines or additional guidelines, Fiduciary Asset Management will review the request and inform the client only if Fiduciary Asset Management is not able to follow the client's request.

      Fiduciary Asset Management has also adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on Fiduciary Asset Management's general voting policies.

      When required by applicable regulations, information regarding how the Fund voted proxies relating to portfolio securities will be available without charge by calling (800) 988-5891 or by accessing the SEC's website at http://www.sec.gov.


                                   SUB-ADVISER

      Fiduciary Asset Management serves as the Fund's Sub-Adviser. In this capacity, Fiduciary Asset Management is responsible for the selection and on-going monitoring of the securities in the Fund's investment portfolio.

      Fiduciary Asset Management, located at 8112 Maryland Avenue, Suite 400, St. Louis, MO 63105, is a registered investment adviser and serves as investment adviser or portfolio supervisor to investment portfolios with approximately $13.0 billion of assets as of April 30, 2004.

      Fiduciary Asset Management invests in a broad range of equity, hedged equity, master limited partnership, and fixed income strategies for institutional and high net worth clients. Fiduciary Asset Management's clients include Fortune 500 companies, public pensions and large endowments and foundations. Fiduciary Asset Management was established as an independent investment firm in 1994 and has managed covered call option portfolios for clients since [ ].

      Fiduciary Asset Management was founded in 1994 by Charles D. Walbrandt. From 1974 through 1994 Mr. Walbrandt served in various capacities with General Dynamics Corporation, including Corporate Vice President, Trust Investment and Treasurer. While at General Dynamics, Mr. Walbrandt created the internal investment department in 1983, designed the investment management process and managed both equity and fixed income portfolios. Mr. Walbrandt holds a B.S. degree in economics from the University of Wisconsin, a M.B.A. in finance from St. Louis University and is a Chartered Financial Analyst. Fiduciary Asset Management is controlled by Mr. Walbrandt.

     Fiduciary Asset Management's investment committee includes Charles D. Walbrandt, Wiley D. Angell, Mohammad Riad, James J. Cunnane Jr., and Joseph E. Gallagher. Mr. Riad will serve as the primary portfolio manager for the Fund.

   Mr. Riad is a member of the portfolio management team and performs securities research. Mr. Riad currently heads Fiduciary Asset Management's options-based large-cap Hedged Core Equity & Stable Return Hedged Equity portfolios and Fiduciary Asset Management's small/mid-cap strategies. Mr. Riad has been instrumental in developing large scale options programs, working on both strategy and implementation and Mr. Riad oversees the trading strategies for Fiduciary Asset Management's St. Louis equity group. Mr. Riad joined the firm in June 1999 after earning his M.B.A. from Washington University. Prior to this, Mr. Riad worked for six years at Legg Mason Wood Walker in the Washington D.C. office, and as an Administrative Manager in Legg Mason Wood Walker's New York office. Mr. Riad also holds a Bachelor of Science degree in Business from Wake Forest University.

      The Sub-Adviser, subject to the Trustees' and the Adviser's supervision, provide the Fund with discretionary investment services. Specifically, the Sub-Adviser is responsible for managing the investments of the Fund in accordance with the Fund's investment objective, policies, and restrictions as provided in the Prospectus and this Statement of Additional Information, as may be subsequently changed by the Board of Trustees and publicly described. The Sub-Adviser further agrees to conform to all applicable laws and regulations of the SEC in all material respects and to conduct its activities under the Sub-Advisory Agreement in accordance with applicable regulations of any governmental authority pertaining to its investment advisory services. In the performance of its duties, the Sub-Adviser will satisfy its fiduciary duties to the Fund, will monitor the Fund's investments, and will comply with the provisions of the Fund's Declaration of Trust and By-laws, as amended from time to time, and the stated investment objective, policies and restrictions of the Fund. The Sub-Adviser is responsible for effecting all security transactions for the Fund's assets. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any loss suffered by the Fund (including, without limitation, by reason of the purchase, sale or retention of any security) in connection with the performance of the Sub-Adviser's duties under the Sub-Advisory Agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in performance of its duties under such Sub-Advisory Agreement, or by reason of its reckless disregard of its obligations and duties under such Sub-Advisory Agreement.

      Pursuant to the Sub-Advisory Agreement between the Adviser, the Sub-Adviser and the Fund, the Adviser has agreed to pay for the services and facilities provided by the Sub-Adviser through sub-advisory fees, as set forth in the Fund's Prospectus.

      The Sub-Advisory Agreement may be terminated without the payment of any penalty by First Trust Advisors, the Fund's Board of Trustees, or a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act), upon 60 days' written notice to the Sub-Adviser. Pursuant to a separate agreement between the Sub-Adviser and First Trust Advisors, First Trust Advisors has agreed that if First Trust Advisors or the Fund terminates or fails to renew the Sub-Advisory Agreement with the Sub-Adviser other than for cause, First Trust Advisors will resign and will not agree to be reinstated as investment adviser to the Fund, which resignation shall be effective no later than 60 days following the effective date of the Sub-Adviser's termination.

      All fees and expenses are accrued daily and deducted before payment of dividends to investors. The Sub-Advisory Agreement has been approved by a majority of the disinterested trustees of the Fund and the sole shareholder of the Fund.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to the supervision of the Board of Trustees, the Sub-Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of the Sub-Adviser to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to the Sub-Adviser and its advisees. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on a Fund's futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. A Fund may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, the Sub-Adviser considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. The selection of a broker-dealer may take into account the sale of products sponsored or advised by the Adviser, the Sub-Adviser and/or their affiliates.

      Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

      In light of the above, in selecting brokers, the Sub-Adviser may consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Sub-Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to the Sub-Adviser or the Registrant. The Sub-Adviser believes that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The investment advisory fees paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement are not reduced as a result of receipt by the Sub-Adviser of research services.

      The Sub-Adviser places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Fund effects their securities transactions may be used by the Sub-Adviser in servicing all of its accounts; not all of such services may be used by the Sub-Adviser in connection with the Fund. The Sub-Adviser believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, the Sub-Adviser believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. The Sub-Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Sub-Adviser are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Fund and such other accounts and funds.


                                  DISTRIBUTIONS

      Net investment income of the Fund consists of all income (other than net capital gain) less all expenses of the Fund. Expenses are accrued each day. As described in the Fund's Prospectus, the Fund's present policy, which may be changed at any time by the Fund's Board of Trustees, is to distribute at least semi-annually all, or substantially all, of its net investment income as dividends to shareholders. In addition, at least annually, the Fund also intends to distribute any net capital gains to shareholders as capital gain dividends. The Board of Trustees may at its discretion in the future change the Fund's dividend policy. Unless you elect to receive cash distributions, your dividends of net investment income and capital gain dividends will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan.


                              DESCRIPTION OF SHARES

COMMON SHARES

      The beneficial interest of the Fund may be divided from time to time into shares of beneficial interest ("Shares") of such classes and of such designations and par value (if any) and with such rights, preferences, privileges and restrictions as shall be determined by the Trustees in their sole discretion, without shareholder vote. The Fund's Declaration of Trust (the "Declaration") initially authorizes the issuance of an unlimited number of Common Shares. The Common Shares being offered have a par value of $0.01 per share and, subject to the rights of holders of preferred shares, if issued, have equal rights as to the payment of dividends and the distribution of assets upon liquidation of the Fund. The Common Shares being offered will, when issued, be fully paid and, subject to matters discussed in "Certain Provisions in the Declaration of Trust," non-assessable, and currently have no pre-emptive or conversion rights (except as may otherwise be determined by the Trustees in their sole discretion) or rights to cumulative voting in the election of trustees.

      The Common Shares have been approved for listing on the American Stock Exchange. The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

      Shares of closed-end investment companies may frequently trade at prices lower than net asset value. Net asset value will be reduced immediately following the offering after payment of the sales load and organization and offering expenses. Although the value of the Fund's net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of Common Shares will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the original purchase price for the shares. Since the market price of the Fund's Common Shares will be determined by factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below, or above net asset value or at, below or above the initial public offering price. Accordingly, the Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See "Repurchase of Fund Shares; Conversion to Open-End Fund" below and "The Fund's Investments" in the Fund's Prospectus.


          CERTAIN PROVISIONS IN THE DECLARATION OF TRUST

      Under Massachusetts law, shareholders could, in certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration contains an express disclaimer of shareholder liability for debts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the

Trustees. The Declaration further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder held personally liable for the obligations of the Fund solely by reason of his or her being a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote.

      The Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. Specifically, the Declaration requires the affirmative vote or consent by holders of at least two-thirds of the Shares outstanding and entitled to vote, except as described below, to authorize (1) a conversion of the Fund from a closed-end to an open-end investment company, (2) a merger or consolidation of the Fund with any corporation, association, trust or other organization, including a series or class of such other organization (other than a merger, consolidation, reorganization or sale of assets with an acquiring fund that is not an operating entity immediately prior to the transaction), (3) a sale, lease or exchange of all or substantially all of the Fund's assets (other than in the regular course of business of the Fund, sales of assets in connection with the termination of the Fund as provided in the Declaration of Trust, or sale of assets with an acquiring fund that is not an operating entity immediately prior to the transaction), (4) in certain circumstances, a termination of the Fund, (5) removal of Trustees by shareholders, or (6) certain transactions in which a Principal Shareholder (as defined below) is a party to the transactions. However, with respect to items (1), (2) and (3) above, if the applicable transaction has been already approved by the affirmative vote of two-thirds of the Trustees, then the majority of the outstanding voting securities as defined in the 1940 Act (a "Majority Shareholder Vote") is required. In addition, if there are then preferred shares outstanding, with respect to (1) above, two-thirds of the preferred shares voting as a separate class shall also be required unless the action has already been approved by two-thirds of the Trustees, in which case then a Majority Shareholder Vote is required. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Shares otherwise required by law or by the terms of any class or series of preferred stock, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange. Further, in the case of items (2) or (3) that constitute a plan of reorganization (as such term is used in the 1940 Act) which adversely affects the preferred shares within the meaning of section 18(a)(2)(D) of the 1940 Act, except as may otherwise be required by law, the approval of the action in question will also require the affirmative vote of two thirds of the preferred shares voting as a separate class provided, however, that such separate class vote shall be by a Majority Shareholder Vote if the action in question has previously been approved by the affirmative vote of two-thirds of the Trustees.

      Approval of shareholders is not required, however, for any transaction, whether deemed a merger, consolidation, reorganization or otherwise whereby the Fund issues shares in connection with the acquisition of assets (including those subject to liabilities) from any other investment company or similar entity. None of the foregoing provisions may be amended except by the vote of at least two-thirds of the Shares outstanding and entitled to vote.

      As noted above, pursuant to the Declaration of Trust, the affirmative approval of two-thirds of the Shares outstanding and entitled to vote, subject to certain exceptions, shall be required for the following transactions in which a Principal Shareholder (as defined below) is a party: (i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash other than pursuant to a dividend reinvestment or similar plan available to all Shareholders; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period). However, shareholder approval for the foregoing transactions shall not be applicable to (i) any transaction, including, without limitation, any rights offering, made available on a pro rata basis to all Shareholders of the Fund or class thereof unless the Trustees specifically make such transaction subject to this voting provision, (ii) any transaction if the Trustees shall by resolution have approved a memorandum of understanding with such Principal Shareholder with respect to and substantially consistent with such transaction or (iii) any such transaction with any corporation of which a majority of the outstanding shares of all classes of stock normally entitled to vote in elections of directors is owned of record or beneficially by the Fund and its subsidiaries. As described in the Declaration of Trust, a Principal Shareholder shall mean any corporation, person or other entity which is the beneficial owner, directly or indirectly, of more than 5% of the outstanding Shares and shall include any affiliate or associate (as such terms are defined in the Declaration of Trust) of a Principal Shareholder. The above affirmative vote shall be in addition to the vote of the Shareholders otherwise required by law or by the terms of any class or series of preferred stock, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange.

      The provisions of the Declaration described above could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over market value by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of a Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objective and policies. The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its Common Shareholders.

      Reference should be made to the Declaration on file with the Commission for the full text of these provisions.

      The Declaration provides that the obligations of the Fund are not binding upon the Trustees of the Fund individually, but only upon the assets and property of the Fund, and that the Trustees shall not be liable to any person in connection with the Fund property or the affairs of the Fund or for any neglect or wrongdoing of any officer, employee or agent of the Fund or for the act or omission of any other Trustee. Nothing in the Declaration, however, protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with or on behalf of the Fund.


             REPURCHASE OF FUND SHARES; CONVERSION TO OPEN-END FUND

      The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund's Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, price, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Fund's Board of Trustees, in consultation with the Adviser and any corporate finance services and consulting agent that the Adviser may retain, from time to time may review possible actions to reduce any such discount. Actions may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Fund to an open-end investment company. There can be no assurance, however, that the Board of Trustees will decide to take any of these actions, or that share repurchases or tender offers, if undertaken, will reduce market discount. Further, investors should assume it is highly unlikely that the Board would vote to convert the Fund to an open-end investment company because the Board of Trustees has determined the closed-end structure is desirable. The Board of Trustees of the Fund has adopted a policy to consider on a quarterly basis the commencement of open market repurchases of and/or tender offers for the Common Shares to seek to reduce any significant market discount (e.g., 10% or more) from net asset value that may develop and continue for a significant period of time (e.g., 12 weeks or more). After any consideration of potential actions to seek to reduce any significant market discount, the Board may, subject to its fiduciary obligations and compliance with applicable state and federal laws, authorize the commencement of a share-repurchase program or tender offer. The size and timing of any such share repurchase program or tender offer will be determined by the Board of Trustees in light of the market discount of the Common Shares, trading volume of the Common Shares, information presented to the Board of Trustees regarding the potential impact of any such share repurchase program or tender offer, and general market and economic conditions. There can be no assurance that the Fund will in fact effect repurchases of or tender offers for any of its Common Shares. Before deciding whether to take any action if the Fund's Common Shares trade below net asset value, the Board of the Fund would consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its shareholders and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the Board of Trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken.

      Further, the staff of the Commission currently requires that any tender offer made by a closed-end investment company for its shares must be at a price equal to the net asset value of such shares on the close of business on the last day of the tender offer. Any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering shareholders.

      Subject to its investment limitations, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will increase the Fund's expenses and reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the Board of Trustees would have to comply with the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations thereunder.

      Although the decision to take action in response to a discount from net asset value will be made by the Board of the Fund at the time it considers such issue, it is the Board's present policy, which may be changed by the Board, not to authorize repurchases of Common Shares or a tender offer for such shares if
(1) such transactions, if consummated, would (a) result in the delisting of the Common Shares from the American Stock Exchange, or (b) impair status as a regulated investment company under the Code (which would make the Fund a taxable entity, causing the Fund's income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Fund) or as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund's investment objectives and policies in order to repurchase shares; or (3) there is, in the Board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the American Stock Exchange, (c) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by United States or state banks in which the Fund invests, (d) material limitation affecting the Fund or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by lending institutions or on the exchange of non-U.S. currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Board of Trustees of the Fund may in the future modify these conditions in light of experience.

      Conversion to an open-end company would require the approval of the holders of at least two-thirds of the Fund's Shares outstanding and entitled to vote; provided, however, that unless otherwise provided by law, if there are preferred shares outstanding, the affirmative vote of two-thirds of the preferred shares voting as a separate class shall be required; provided, however, that such votes shall be by Majority Shareholder Vote if the action in question was previously approved by the affirmative vote of two-thirds of the Trustees. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Shares otherwise required by law or by the terms of any class or series of preferred stock, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange. See the Prospectus under "Structure of the Fund; Common Share Repurchases and Change in Fund Structure" for a discussion of voting requirements applicable to conversion of the Fund to an open-end company. If the Fund converted to an open-end company, the Fund's Common Shares would no longer be listed on the American

Stock Exchange. Shareholders of an open-end investment company may require the company to redeem their shares on any business day (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of redemption. In order to avoid maintaining large cash positions or liquidating favorable investments to meet redemptions, open-end companies typically engage in a continuous offering of their shares. Open-end companies are thus subject to periodic asset in-flows and out-flows that can complicate portfolio management. The Board of Trustees of the Fund may at any time propose conversion of the Fund to an open-end company depending upon their judgment as to the advisability of such action in light of circumstances then prevailing. However, given that the Board of Trustees believes that the closed-end structure is desirable considering the Fund's investment objective and policies, it is unlikely that the Trustees would vote to convert the Fund to an open-end investment structure.

      The repurchase by the Fund of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below net asset value will result in the Fund's shares trading at a price equal to their net asset value. Nevertheless, the fact that the Fund's shares may be the subject of repurchase or tender offers from time to time may reduce any spread between market price and net asset value that might otherwise exist.

      In addition, a purchase by the Fund of its Common Shares will decrease the Fund's total assets which would likely have the effect of increasing the Fund's expense ratio.


                                   TAX MATTERS

FEDERAL INCOME TAX MATTERS

      The following discussion of federal income tax matters is based upon the advice of Chapman and Cutler LLP, counsel to the Fund.

      Set forth below is a discussion of the material U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. Unless otherwise noted, this discussion assumes you are a United States person (as defined for U.S. federal income tax purposes) and that you hold your shares as a capital asset. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, locality, non-U.S. country, or other taxing jurisdiction.

      The Fund intends to elect and to qualify annually to be treated as a regulated investment company under the Code.

      To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.

      As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% federal excise tax unless, generally, the Fund distributes during each calendar year at least an amount equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

      If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying as a regulated investment company.

DISTRIBUTIONS

      Dividends paid out of the Fund's investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, pursuant to the "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), certain ordinary income dividends received from the Fund may be taxed at reduced capital gains tax rates. In particular, under the Tax Act, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided certain holding period and other requirements are satisfied and provided the dividends are attributable to "qualified dividend income" received by the Fund itself. Dividends received by the Fund from REITs and foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009. Higher tax rates will be imposed in 2009 unless further legislative action is taken by Congress. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the reduced capital gains tax rates. There can be no assurance that a portion of the Fund's income distributions will not be fully taxable as ordinary income.

      A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction generally is not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction.

      Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

      The Fund may retain for investment its net capital gain and pay corporate income tax on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (1) will be required to include in income as long-term capital gain their share of such undistributed capital gain and (2) will be entitled to credit their proportionate share of the tax paid by the Fund against their U.S. federal income tax liability, if any, and to claim refunds to the extent the credit exceeds such liability. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by the amount of undistributed capital gain included in the gross income of such shareholder less the tax deemed paid by such shareholder under clause (2) of the immediately preceding sentence.

      Dividends and interest received, and gains realized, by the Fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively "foreign taxes") that would reduce the return on its securities. Tax conventions between certain countries and the United States, however, may reduce or eliminate foreign taxes, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign issuers, the Fund will be eligible to, and may, file an election with the Internal Revenue Service (the "IRS") that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by such shareholder, a proportionate share of those taxes, (2) would be required to treat such share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as such shareholder's own income from those sources, and (3) could either deduct the foreign taxes deemed paid in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of foreign taxes paid and the income from sources within, and taxes paid to, foreign counties and U.S. possessions if it makes this election. Any individual who has no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on forms 1099 and all of whose foreign source income is "qualified passive income" and meets certain other requirements may elect each year to be exempt from certain foreign tax credit limitations, in which event such individual would be able to claim a foreign tax credit without needing to file the detailed Form 1116 that otherwise is required.

      Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the value of those shares.

SALE OR EXCHANGE OF FUND SHARES

      Upon the sale or other disposition of shares of the Fund, a shareholder may realize a capital gain or loss. The amount of the gain or loss will be equal to the difference between the amount realized and the shareholder's tax basis in his shares and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year.

      Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such shares.

NATURE OF FUND'S INVESTMENTS

      Certain of the Fund's investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur or (vi) adversely alter the characterization of certain complex financial transactions. The Fund will monitor its transactions and may make certain tax elections to mitigate the effect of these rules and prevent the disqualification of the Fund from being taxed as a regulated investment company.

FUTURES CONTRACTS AND OPTIONS

      The Fund's transactions in futures contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the 98% distribution requirement for avoiding excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any futures contract, option or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund from being taxed as a regulated investment company.

      In particular, the Fund expects to write call options with respect to certain securities held by the Fund. Depending on whether such options are exercised or lapse, or whether the securities or options are sold, the existence of these options will affect the amount and timing of the recognition of income and whether the income qualifies as long-term capital gain.

BACKUP WITHHOLDING

      The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. The withholding rate is 28% until 2011, when the rate will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, if any, or refunded to the shareholder provided that the required information is furnished to the IRS.

NON-U.S. SHAREHOLDERS

      U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

      Income Not Effectively Connected. If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will be subject to a U.S. withholding tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions. Non-U.S. shareholders must provide the Fund with a properly completed IRS Form W-8BEN certifying that they are not United States persons and to claim any applicable treaty benefits.

      Distributions of capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period generally applies only in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. federal income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. withholding tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury (generally on IRS Form W-8BEN) or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund in the United States will ordinarily be exempt from U.S. tax.

      Income Effectively Connected. If the income from the Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder and the non-U.S. shareholder provides the Fund with a properly completed IRS Form W-8ECI, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will not be subject to the 30% U.S. withholding tax described above, but rather will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

OTHER TAXES

      Fund shareholders may be subject to state, local and foreign taxes with respect to their investment in Fund Shares. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.


          PERFORMANCE RELATED AND COMPARATIVE INFORMATION

      The Fund may quote certain performance-related information and may compare certain aspects of its portfolio and structure to other substantially similar closed-end funds. In reports or other communications to shareholders of the Fund or in advertising materials, the Fund may compare its performance with that of
(i) other investment companies listed in the rankings prepared by Lipper, Inc. ("Lipper"), Morningstar Inc. or other independent services; publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today; or other industry or financial publications or (ii) the Standard and Poor's Index of 500 Stocks, the Dow Jones Industrial Average, Nasdaq Composite Index and other relevant indices and industry publications. The Fund may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole -- the beta -- or in absolute terms -- the standard deviation.) Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund may obtain data from sources or reporting services, such as Bloomberg Financial ("Bloomberg") and Lipper, that the Fund believes to be generally accurate.

      The Fund may, from time to time, show the standard deviation of either the Fund or the Fund's investment strategy and the standard deviation of the Fund's benchmark index. Standard deviation is a statistical measure of the historical volatility of a portfolio. Standard deviation is the measure of dispersion of historical returns around the mean rate of return.

      From time to time, the Fund may quote the Fund's total return, aggregate total return or yield in advertisements or in reports and other communications to shareholders. The Fund's performance will vary depending upon market conditions, the composition of its portfolio and its operating expenses.

Consequently any given performance quotation should not be considered representative of the Fund's performance in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investments comparing the Fund's performance with that of other investment companies should give consideration to the quality and type of the respective investment companies' portfolio securities.

      The Fund's "average annual total return" is computed according to a formula prescribed by the Commission. The formula can be expressed as follows:

      Average Annual Total Return will be computed as follows:

           ERV = P(1+T)/n/

      Where P = a hypothetical initial payment of $1,000 T = average annual total return
            n = number of years
         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion).

      The Funds may also quote after-tax total returns to show the impact of assumed federal income taxes on an investment in a Fund. A Fund's total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Fund for a specified period of time. A Fund's total return "after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gains distributions are assumed to have been taxed at the highest marginal individualized federal tax rate then in effect. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored.

      Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.

      Average Annual Total Return (After Taxes on Distributions) will be computed as follows:

           ATV/D/ = P(1+T)/n/

      Where:    P = a hypothetical initial investment of $1,000
                T = average annual total return (after taxes on distributions) n = number of years
           ATV/D/ = ending value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemptions.

      Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) will be computed as follows:

           ATV/DR/ = P(1+T)/n/

      Where:    P = a hypothetical initial investment of $1,000
                T = average annual total return (after taxes on
                         distributions and redemption)
                n = number of years
          ATV/DR/ = ending value of a hypothetical $1,000 investment made at the beginning periods, at the end of the periods (or fractional portion thereof), after taxes on fund distributions and redemptions.

      Quotations of yield for the Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

           Yield = 2 [( a-b/cd +1)/6/ - 1]

      Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
                d = the maximum offering price per share on the last day of the period

      Past performance is not indicative of future results. At the time Common Shareholders sell their shares, they may be worth more or less than their original investment.


                                     EXPERTS

      The Financial Statements of the Fund as of __________, 2004, appearing in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. Deloitte & Touche LLP provides accounting and auditing services to the Fund. The principal business address of Deloitte & Touche LLP is 180 North Stetson Avenue, Chicago, Illinois 60601.


            CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT

      PFPC Trust Company, 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as custodian for the Fund. As such, PFPC Trust Company has custody of all securities and cash of the Fund maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund. PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 is the transfer, registrar, dividend disbursing agent and shareholder servicing agent for the Fund and provides certain clerical, bookkeeping, shareholder servicing and administrative services necessary for the operation of the Fund and maintenance of shareholder accounts. PFPC Inc. also provides certain accounting and administrative services to the Fund pursuant to an Administration and Accounting Services Agreement, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records; acting as liaison with the Fund's independent public accountant and providing the accountant with certain Fund accounting information; and providing other continuous accounting and administrative services.


           INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The Funds' independent registered public accounting firm, Deloitte & Touche LLP, 180 North Stetson Avenue, Chicago, Illinois 60601, audit and report on the Fund's annual financial statements, and perform other professional accounting, auditing and advisory services when engaged to do so by the Fund.


                             ADDITIONAL INFORMATION

      A Registration Statement on Form N-2, including amendments thereto, relating to the shares of the Fund offered hereby, has been filed by the Fund with the Commission, Washington, D.C. The Fund's Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's Registration Statement. Statements contained in the Fund's Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. Copies of the Registration Statement may be inspected without charge at the Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Commission upon the payment of certain fees prescribed by the Commission.

                  REPORT OF INDEPENDENT REGISTERED ACCOUNTING FIRM


To the Board of Trustees and Shareholder of First Trust/Fiduciary Asset Management Covered Call Fund


We have audited the accompanying statement of assets and liabilities of First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund"), as of __________, 2004. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of cash owned as of __________, 2004, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of First Trust/Fiduciary Asset Management Covered Call Fund as of __________, 2004, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP

Chicago, Illinois
__________, 2004

          FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                              FINANCIAL STATEMENTS


          FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                     STATEMENT OF ASSETS AND LIABILITIES
                                 _________, 2004

              FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND


                            __________ COMMON SHARES


                       STATEMENT OF ADDITIONAL INFORMATION

                                __________, 2004

                           PART C - OTHER INFORMATION

Item 24: Financial Statements and Exhibits

1. Financial Statements:

        Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act will be filed by Pre-effective Amendment to the Registration Statement.

2. Exhibits:

a.   Amended and Restated Declaration of Trust dated May 26, 2004.

b.   By-Laws of Registrant as amended on May 26, 2004.

c.   None.

d.   Form of Share Certificate. *

e.   Terms and Conditions of the Dividend Reinvestment Plan. *

f.   None.

g.1 Form of Investment Management Agreement between Registrant and First Trust Advisors L.P. dated __________, 2004. *

g.2 Form of Sub-Advisory Agreement between Registrant, First Trust Advisors L.P. and Fiduciary Asset Management, L.L.C. dated __________, 2004. *

h.1  Form of Underwriting Agreement. *

h.2  Form of Master Dealers Agreement. *

h.3  Form of Master Agreement Among Underwriters. *

i.   None.

j. Form of Custodian Services Agreement between Registrant and PFPC Trust Company dated _______, 2004. *

k.1 Form of Transfer Agency Services Agreement between Registrant and PFPC Inc. dated ________, 2004. *

Page 2


k.2 Form of Organization Expenses and Offering Costs Agreement between Registrant and First Trust Advisors L.P. dated _______, 2004. *

k.3 Form of Administration and Accounting Services Agreement dated __________, 2004. *

k.4 Form of Corporate Finance Services and Consulting Agreement between ________________ and First Trust Advisors L.P. *

l.1  Opinion and consent of Chapman and Cutler LLP. *

l.2  Opinion and consent of Bingham McCutchen LLP. *

m.   None.

n.   Independent Auditors' Consent. *

o.   None.

p. Form of Subscription Agreement between Registrant and First Trust Advisors L.P. dated __________, 2004. *

q.   None.

r.1  Code of Ethics of Registrant. *

r.2  Code of Ethics of First Trust Portfolios L.P. *

r.3  Code of Ethics of First Trust Advisors L.P*

r.4  Code of Ethics of Fiduciary Asset Management, L.L.C. *

s. Powers of Attorney. *
-------------------
* To be filed by amendment.

Item 25: Marketing Arrangements

[TO COME]

Item 26: Other Expenses of Issuance and Distribution

------------------------------------------------- ---------------------------
Securities and Exchange Commission Fees           $2.53
------------------------------------------------- ---------------------------
National Association of Securities Dealers,       *
Inc. Fees
------------------------------------------------- ---------------------------
Printing and Engraving Expenses                   *
------------------------------------------------- ---------------------------
Legal Fees                                        *
------------------------------------------------- ---------------------------
Listing Fees                                      *
------------------------------------------------- ---------------------------
Accounting Expenses                               *
------------------------------------------------- ---------------------------
Blue Sky Filing Fees and Expenses                 *
------------------------------------------------- ---------------------------
Miscellaneous Expenses                            *
------------------------------------------------- ---------------------------
Total                                             $*
------------------------------------------------- ---------------------------
---------
* To be completed by amendment.

Item 27: Persons Controlled by or under Common Control with Registrant

     Not applicable.

Item 28: Number of Holders of Securities

     At __________, 2004:

------------------------------------------------- ---------------------------
Title of Class                                    Number of Record Holders
------------------------------------------------- ---------------------------
Common Shares, $0.01 par value                    0
------------------------------------------------- ---------------------------

Item 29: Indemnification

Section 5.3 of the Registrant's Declaration of Trust provides as follows:

       (a) Subject to the exceptions and limitations contained in paragraph (b) below:

               (i) every person who is or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof; and

              (ii) the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement or compromise, fines, penalties and other liabilities.

       (b) No indemnification shall be provided hereunder to a Covered Person:

               (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office;

              (ii) with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that that individual's action was in the best interest of the Trust; or

             (iii) in the event of a settlement involving a payment by a Trustee, Trustee Emeritus or officer or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that that individual did not engage in such conduct:

                       (A) by vote of a majority of the Disinterested Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                       (B) by written opinion of (i) the then-current legal counsel to the Trustees who are not Interested Persons of the Trust or

        (ii) other legal counsel chosen by a majority of the Disinterested Trustees (or if there are no Disinterested Trustees with respect to the matter in question, by a majority of the Trustees who are not Interested Persons of the Trust) and determined by them in their reasonable judgment to be independent.

       (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such person. Nothing contained herein shall limit the Trust from entering into other insurance arrangements or affect any rights to indemnification to which Trust personnel, including Covered Persons, may be entitled by contract or otherwise under law.

       (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this
Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section 5.3, provided that either:

               (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

              (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel meeting the requirement in Section 5.3(b)(iii)(B) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

        As used in this Section 5.3, a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

       (e) With respect to any such determination or opinion referred to in clause (b)(iii) above or clause (d)(ii) above, a rebuttable presumption shall be afforded that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office in accordance with pronouncements of the Commission.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 30: Business and Other Connections of Investment Advisers

a) First Trust Advisors L.P. ("First Trust Advisors") serves as investment adviser to the fund and the First Defined Portfolio Fund, LLC and also serves as subadviser to 38 mutual funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

The principal business of certain of First Trust Advisors' principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L. P. ("First Trust Portfolios"). The principal address of First Trust Portfolios is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

Other Business, Profession, Vocation or Employment During Past Two Years

Name and Position with First Trust Advisors L.P.  Employment During Past Two Years
------------------------------------------------- -----------------------------------------------
James A. Bowen, Managing Director/President       Managing Director/President, First Trust
                                                  Portfolios
------------------------------------------------- -----------------------------------------------
Ronald Dean McAlister, Managing Director          Managing Director, First Trust Portfolios
------------------------------------------------- -----------------------------------------------
Mark R. Bradley, Chief Financial Officer and      Chief Financial Officer and Managing
Managing Director                                 Director, First Trust Portfolios and Chief
                                                  Financial Officer, Bondwave LLC
------------------------------------------------- -----------------------------------------------
Robert W. Bredemeier, Chief Operating Officer     Chief Operations Officer and Managing
and Managing Director                             Director, First Trust Portfolios
------------------------------------------------- -----------------------------------------------
Robert Franklin Carey, Chief Investment Officer   Senior Vice President, First Trust Portfolios
and Senior Vice President
------------------------------------------------- -----------------------------------------------
William Scott Jardine, General Counsel            General Counsel, First Trust Portfolios and
                                                  Secretary of Bondwave LLC
------------------------------------------------- -----------------------------------------------
Scott Hall, Managing Director                     Managing Director, First Trust Portfolios
------------------------------------------------- -----------------------------------------------
Andy Roggensack, Managing Director                Managing Director, First Trust Portfolios
------------------------------------------------- -----------------------------------------------
Jason Henry, Senior Vice President                Vice President, First Trust Portfolios
------------------------------------------------- -----------------------------------------------
David McGarel, Senior Vice President              Senior Vice President, First Trust Portfolios
------------------------------------------------- -----------------------------------------------
Bob Porcellino, Senior Vice President             Senior Vice President, First Trust Portfolios
------------------------------------------------- -----------------------------------------------
Mark Sullivan, Senior Vice President              Senior Vice President, First Trust Portfolios
------------------------------------------------- -----------------------------------------------
Al Davis, Vice President                          Vice President, First Trust Portfolios
------------------------------------------------- -----------------------------------------------
Jon Carl Erickson, Vice President                 Vice President, First Trust Portfolios
------------------------------------------------- -----------------------------------------------
Bob James, Vice President                         Vice President, First Trust Portfolios
------------------------------------------------- -----------------------------------------------
Mitch Mohr, Vice President                        Vice President, First Trust Portfolios
------------------------------------------------- -----------------------------------------------
David Pinsen, Vice President                      Vice President, First Trust Portfolios
------------------------------------------------- -----------------------------------------------
Jonathan Steiner, Vice President                  Vice President, First Trust Portfolios
------------------------------------------------- -----------------------------------------------
Rick Swiatek, Vice President                      Vice President, First Trust Portfolios
------------------------------------------------- -----------------------------------------------
Roger Testin, Vice President                      Vice President, First Trust Portfolios
------------------------------------------------- -----------------------------------------------
Kitty Collins, Assistant Vice President           Assistant Vice President, First Trust
                                                  Portfolios
------------------------------------------------- -----------------------------------------------
Charles Bradley, Assistant Vice President         Assistant Vice President, First Trust
                                                  Portfolios
------------------------------------------------- -----------------------------------------------

b) Sub-Advisers. Fiduciary Asset Management, L.L.C. ("Fiduciary Asset Management") serves as an investment sub-adviser of the Fund. Reference is made to: (i) the information set forth under "Management of the Fund" in the Prospectus and "Sub-Adviser" in the Statement of Additional Information; and
(ii) the Form ADV of Fiduciary Asset Management (File No. 801-46751) filed with the Commission, all of which are incorporated herein by reference.

Item 31: Location of Accounts and Records.

First Trust Advisors L.P. maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant, all advisory material of the investment adviser, all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records.

Item 32: Management Services

Not applicable.

Item 33: Undertakings

1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. Not applicable.

5. The Registrant undertakes that:

a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Lisle, and State of Illinois, on the 28th day of May, 2004.
                                            FIRST TRUST/FIDUCIARY ASSET
                                            MANAGEMENT COVERED CALL FUND

                                            By: /s/ James A. Bowen
                                                -----------------------------
                                                James A. Bowen, President


        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

---------------------  -------------------------------------  -----------------
Signature              Title                                  Date
---------------------  -------------------------------------  -----------------
/s/ Mark R. Bradley    Chief Financial Officer and            May 28, 2004
--------------------   Treasurer (Principal Financial
 Mark R. Bradley       and Accounting Officer)

---------------------  -------------------------------------  -----------------
/s/ James A. Bowen     President, Chairman of the             May 28, 2004
-------------------    Board and Trustee
 James A. Bowen        (Principal Executive Officer)
---------------------  -------------------------------------  -----------------

                                INDEX TO EXHIBITS

a. Amended and Restated Declaration of Trust dated May 26, 2004.
b. Amended By-laws of Registrant dated May 26, 2004.


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